UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

ITEM 1.                             SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.3%)
Abercrombie & Fitch Co. Cl A	6,760	416,146
Amazon.com, Inc.*	27,754	6,001,247
Apollo Group, Inc.*	9,476	375,344
AutoNation, Inc.*	4,086	133,939
AutoZone, Inc.*	2,264	722,646
Bed Bath & Beyond, Inc.*	19,159	1,098,002
Best Buy Co., Inc.	22,441	522,875
Big Lots, Inc.*	4,780	166,487
Cablevision Systems Corp. Cl A	17,682	278,138
CarMax, Inc.*	16,907	403,232
Carnival Corp.	36,125	1,094,588
CBS Corp. Cl B	51,941	1,058,558
Chipotle Mexican Grill, Inc. Cl A*	2,501	757,678
Coach, Inc.	22,170	1,149,071
Comcast Corp. Cl A	211,036	4,410,652
D.R. Horton, Inc.	22,285	201,456
Darden Restaurants, Inc.	10,583	452,423
DeVry, Inc.	4,720	174,451
DIRECTV Cl A*	57,764	2,440,529
Discovery Communications, Inc. Cl A*	20,988	789,569
Disney (Walt) Co.	144,566	4,360,111
Expedia, Inc.	15,367	395,700
Family Dollar Stores, Inc.	9,165	466,132
Ford Motor Co.*	295,175	2,854,342
Fortune Brands, Inc.	12,384	669,727
GameStop Corp. Cl A*	10,791	249,272
Gannett Co., Inc.	18,465	175,971
Gap, Inc.	26,880	436,531
Genuine Parts Co.	12,503	635,152
Goodyear Tire & Rubber Co.*	19,273	194,465
H&R Block, Inc.	23,618	314,356
Harley-Davidson, Inc.	18,196	624,669
Harman Int’l. Industries, Inc.	5,381	153,789
Hasbro, Inc.	9,775	318,763
Home Depot, Inc.	119,842	3,939,207
International Game Technology	23,412	340,176
Interpublic Group of Cos., Inc.	37,534	270,245
Johnson Controls, Inc.	52,019	1,371,741
Kohl’s Corp.	21,056	1,033,850
Leggett & Platt, Inc.	11,107	219,808
Lennar Corp. Cl A	12,426	168,248
Limited Brands, Inc.	18,856	726,145
Lowe’s Cos., Inc.	96,481	1,865,943
Macy’s, Inc	31,666	833,449
Marriott International, Inc. Cl A	21,951	597,945
Mattel, Inc.	26,771	693,101
McDonald’s Corp.	80,758	7,092,168
McGraw-Hill Cos., Inc.	22,997	942,877
Netflix, Inc.*	5,418	613,101
Newell Rubbermaid, Inc.	22,972	272,678
News Corp. Cl A	174,575	2,700,675
NIKE, Inc. Cl B	29,561	2,527,761
Nordstrom, Inc.	12,595	575,340
O’Reilly Automotive, Inc.*	10,589	705,545
Omnicom Group, Inc.	22,069	813,022
Penney (J.C.) Co., Inc.	10,963	293,589

Priceline.com, Inc.*	3,967	1,783,008
Pulte Homes, Inc.*	27,337	107,981
Ralph Lauren Corp.	5,043	654,077
Ross Stores, Inc.	8,711	685,469
Scripps Networks Interactive, Inc. Cl A	7,552	280,708
Sears Hldgs. Corp.*	2,874	165,312
Staples, Inc.	56,198	747,433
Starbucks Corp.	58,628	2,186,238
Starwood Hotels & Resorts	14,648	568,635
Target Corp.	52,131	2,556,504
Tiffany & Co.	9,949	605,098
Time Warner Cable, Inc.	25,631	1,606,295
Time Warner, Inc.	80,592	2,415,342
TJX Cos., Inc.	28,634	1,588,328
Urban Outfitters, Inc.*	9,531	212,732
V.F. Corp.	6,756	820,989
Viacom, Inc. Cl B	44,213	1,712,812
Washington Post Co. Cl B	396	129,480
Whirlpool Corp.	5,928	295,866
Wyndham Worldwide Corp.	12,732	362,989
Wynn Resorts Ltd.	6,304	725,464
Yum! Brands, Inc.	36,518	1,803,624
		85,107,009
CONSUMER STAPLES (11.4%)
Altria Group, Inc.	162,442	4,355,070
Archer-Daniels-Midland Co.	51,273	1,272,083
Avon Products, Inc.	33,453	655,679
Brown-Forman Corp. Cl B	7,722	541,621
Campbell Soup Co.	14,197	459,557
Clorox Co.	10,254	680,148
Coca-Cola Co.	178,793	12,079,255
Coca-Cola Enterprises, Inc.	25,079	623,966
Colgate-Palmolive Co.	38,200	3,387,576
ConAgra Foods, Inc.	32,265	781,458
Constellation Brands, Inc. Cl A*	14,285	257,130
Costco Wholesale Corp.	33,894	2,783,375
CVS Caremark Corp.	106,605	3,579,796
Dean Foods Co.*	14,179	125,768
Dr. Pepper Snapple Group, Inc.	17,119	663,875
Estee Lauder Cos., Inc. Cl A	8,739	767,634
General Mills, Inc.	50,176	1,930,271
Heinz (H.J.) Co.	25,233	1,273,762
Hershey Co.	11,988	710,169
Hormel Foods Corp.	10,997	297,139
J.M. Smucker Co.	8,806	641,869
Kellogg Co.	19,512	1,037,843
Kimberly-Clark Corp.	30,639	2,175,675
Kraft Foods, Inc. Cl A	138,527	4,651,737
Kroger Co.	47,247	1,037,544
Lorillard, Inc.	10,827	1,198,549
McCormick & Co., Inc.	10,353	477,894
Mead Johnson Nutrition Co.	15,944	1,097,426
Molson Coors Brewing Co. Cl B	12,669	501,819
PepsiCo, Inc.	125,141	7,746,228
Philip Morris Int’l., Inc.	137,611	8,584,174
Proctor & Gamble Co.	214,504	13,552,363
Reynolds American, Inc.	26,747	1,002,478
Safeway, Inc.	27,368	455,130
Sara Lee Corp.	46,481	759,964
SUPERVALU, Inc.	16,581	110,429

Sysco Corp.	46,732	1,210,359
Tyson Foods, Inc. Cl A	23,140	401,710
Wal-Mart Stores, Inc.	137,781	7,150,834
Walgreen Co.	70,629	2,322,988
Whole Foods Market, Inc.	12,282	802,137
		94,144,482
ENERGY (11.3%)
Alpha Natural Resources, Inc.*	17,826	315,342
Anadarko Petroleum Corp.	38,324	2,416,328
Apache Corp.	29,540	2,370,290
Baker Hughes, Inc.	33,923	1,565,886
Cabot Oil & Gas Corp.	8,397	519,858
Cameron International Corp.*	18,887	784,566
Chesapeake Energy Corp.	52,511	1,341,656
Chevron Corp.	156,191	14,450,791
ConocoPhillips	107,867	6,830,138
Consol Energy, Inc.	17,732	601,647
Denbury Resources, Inc.*	31,432	361,468
Devon Energy Corp.	32,687	1,812,167
Diamond Offshore Drilling, Inc.	5,560	304,354
El Paso Corp.	61,161	1,069,094
EOG Resources, Inc.	20,769	1,474,807
EQT Corp.	11,648	621,537
Exxon Mobil Corp.	378,986	27,525,753
FMC Technologies, Inc.*	18,986	713,874
Halliburton Co.	72,047	2,198,874
Helmerich & Payne, Inc.	8,450	343,070
Hess Corp.	23,567	1,236,325
Marathon Oil Corp.	54,723	1,180,922
Marathon Petroleum Corp.	27,880	754,433
Murphy Oil Corp.	15,101	666,860
Nabors Industries Ltd.*	22,140	271,436
National Oilwell Varco, Inc.	33,306	1,705,933
Newfield Exploration Co.*	10,225	405,830
Noble Corp*	19,511	572,648
Noble Energy, Inc.	13,924	985,819
Occidental Petroleum Corp.	63,833	4,564,060
Peabody Energy Corp.	21,056	713,377
Pioneer Natural Resources Co.	8,780	577,461
QEP Resources, Inc.	13,673	370,128
Range Resources Corp.	12,691	741,916
Rowan Cos., Inc.*	9,789	295,530
Schlumberger Ltd.	105,824	6,320,868
Southwestern Energy Co.*	27,123	904,010
Spectra Energy Corp.	50,211	1,231,676
Sunoco, Inc.	9,371	290,595
Tesoro Corp.*	11,178	217,636
Valero Energy Corp.	44,734	795,371
Williams Cos., Inc.	46,641	1,135,242
		93,559,576
FINANCIALS (13.2%)
ACE Ltd.	26,684	1,617,050
Aflac, Inc.	35,577	1,243,416
Allstate Corp.	40,989	971,029
American Express Co.	81,190	3,645,431
American Int’l. Group, Inc.*	34,019	746,717
Ameriprise Financial, Inc.	18,478	727,294
Aon Corp.	25,752	1,081,069
Apartment Investment & Management Co. Cl A	9,575	211,799
Assurant, Inc.	7,233	258,941

AvalonBay Communities, Inc.	7,489	854,120
Bank of America Corp.	786,198	4,811,532
Bank of New York Mellon Corp.	97,184	1,806,651
BB&T Corp.	54,274	1,157,664
Berkshire Hathaway, Inc. Cl B*	136,508	9,697,528
BlackRock, Inc.	7,602	1,125,172
Boston Properties, Inc.	11,449	1,020,106
Capital One Financial Corp.	36,834	1,459,731
CB Richard Ellis Group, Inc. Cl A*	25,510	343,365
Charles Schwab Corp.	83,494	940,977
Chubb Corp.	22,666	1,359,733
Cincinnati Financial Corp.	12,664	333,443
Citigroup, Inc.	222,743	5,706,676
CME Group, Inc.	5,338	1,315,283
Comerica, Inc.	15,694	360,491
Discover Financial Svcs.	42,500	974,950
E*Trade Financial Corp.*	19,520	177,827
Equity Residential	23,780	1,233,469
Federated Investors, Inc. Cl B	7,343	128,723
Fifth Third Bancorp	72,852	735,805
First Horizon National Corp.	20,687	123,294
Franklin Resources, Inc.	11,259	1,076,811
Genworth Financial, Inc. Cl A*	37,806	217,006
Goldman Sachs Group, Inc.	39,135	3,700,214
Hartford Financial Svcs. Group, Inc.	33,957	548,066
HCP, Inc.	31,428	1,101,866
Health Care REIT, Inc.	13,845	647,946
Host Hotels & Resorts, Inc.	53,775	588,298
Hudson City Bancorp, Inc.	41,900	237,154
Huntington Bancshares, Inc.	68,073	326,750
IntercontinentalExchange, Inc.*	5,695	673,491
Invesco Ltd.	34,578	536,305
Janus Capital Group, Inc.	14,932	89,592
JPMorgan Chase & Co.	302,394	9,108,107
KeyCorp	75,514	447,798
Kimco Realty Corp.	31,989	480,795
Legg Mason, Inc.	9,885	254,143
Leucadia National Corp.	15,575	353,241
Lincoln National Corp.	22,754	355,645
Loews Corp.	24,282	838,943
M&T Bank Corp.	9,908	692,569
Marsh & McLennan Cos., Inc.	42,618	1,131,082
MetLife, Inc.	79,759	2,234,050
Moody’s Corp.	15,681	477,486
Morgan Stanley	109,844	1,482,894
Nasdaq OMX Group, Inc.*	9,599	222,121
Northern Trust Corp.	18,856	659,583
NYSE Euronext	20,583	478,349
People’s United Financial, Inc.	30,426	346,856
Plum Creek Timber Co., Inc.	12,838	445,607
PNC Financial Svcs. Grp., Inc.	40,536	1,953,430
Principal Financial Grp., Inc.	23,976	543,536
Progressive Corp.	51,353	912,029
ProLogis, Inc.	35,500	860,875
Prudential Financial, Inc.	36,630	1,716,482
Public Storage	11,252	1,252,910
Regions Financial Corp.	98,854	329,184
Simon Property Group, Inc.	22,847	2,512,713
SLM Corp.	41,097	511,658
State Street Corp.	38,667	1,243,531

SunTrust Banks, Inc.	42,229	758,011
T. Rowe Price Group, Inc.	19,829	947,231
Torchmark Corp.	8,323	290,140
Travelers Cos., Inc.	32,473	1,582,409
U.S. Bancorp	151,176	3,558,683
Unum Group	23,466	491,847
Ventas, Inc.	22,143	1,093,864
Vornado Realty Trust	14,382	1,073,185
Wells Fargo & Co.	416,731	10,051,552
Weyerhaeuser Co.	41,841	650,628
XL Group PLC	25,416	477,821
Zions Bancorporation	14,621	205,717
		108,939,490
HEALTH CARE (11.9%)
Abbott Laboratories	122,303	6,254,575
Aetna, Inc.	29,004	1,054,295
Agilent Technologies, Inc.*	27,490	859,063
Allergan, Inc.	23,853	1,965,010
AmerisourceBergen Corp.	21,446	799,292
Amgen, Inc.	71,914	3,951,674
Bard (C.R.), Inc.	6,760	591,770
Baxter International, Inc.	44,333	2,488,855
Becton, Dickinson & Co.	17,171	1,258,978
Biogen Idec, Inc.*	18,599	1,732,497
Boston Scientific Corp.*	118,552	700,642
Bristol-Myers Squibb Co.	133,515	4,189,701
Cardinal Health, Inc.	26,708	1,118,531
CareFusion Corp.*	17,509	419,341
Celgene Corp.*	36,133	2,237,355
Cephalon, Inc.*	6,160	497,112
Cerner Corp.*	11,886	814,429
CIGNA Corp.	21,303	893,448
Coventry Health Care, Inc.*	11,536	332,352
Covidien PLC	39,321	1,734,056
DaVita, Inc.*	7,381	462,567
Dentsply International, Inc.	10,963	336,454
Edwards Lifesciences Corp.*	8,875	632,610
Express Scripts, Inc.*	40,458	1,499,778
Forest Laboratories, Inc.*	21,600	665,064
Gilead Sciences, Inc.*	59,674	2,315,351
Hospira, Inc.*	12,911	477,707
Humana, Inc.	13,202	960,181
Intuitive Surgical, Inc.*	3,046	1,109,597
Johnson & Johnson	216,018	13,762,507
Laboratory Corp. of America Hldgs.*	8,079	638,645
Life Technologies Corp.*	13,872	533,101
Lilly (Eli) & Co.	80,115	2,961,852
McKesson Corp.	19,510	1,418,377
Medco Health Solutions, Inc.*	31,348	1,469,908
Medtronic, Inc.	83,135	2,763,407
Merck & Co., Inc.	240,958	7,881,736
Mylan, Inc.*	32,817	557,889
Patterson Cos., Inc.	7,321	209,600
PerkinElmer, Inc.	8,932	171,584
Pfizer, Inc.	617,484	10,917,117
Quest Diagnostics, Inc.	12,715	627,612
St. Jude Medical, Inc.	26,286	951,290
Stryker Corp.	25,734	1,212,843
Tenet Healthcare Corp.*	36,643	151,336
Thermo Fisher Scientific, Inc.*	29,500	1,493,880

UnitedHealth Group, Inc.	83,208	3,837,553
Varian Medical Systems, Inc.*	9,060	472,570
Waters Corp.*	6,933	523,372
Watson Pharmaceuticals, Inc.*	9,878	674,174
WellPoint, Inc.	28,622	1,868,444
Zimmer Hldgs., Inc.*	14,780	790,730
		98,241,812
INDUSTRIALS (10.0%)
3M Co.	55,450	3,980,756
Avery Dennison Corp.	8,315	208,540
Boeing Co.	57,048	3,451,974
Caterpillar, Inc.	50,777	3,749,374
Cintas Corp.	8,729	245,634
CSX Corp.	85,096	1,588,742
Cummins, Inc.	14,870	1,214,284
Danaher Corp.	44,294	1,857,690
Deere & Co.	32,612	2,105,757
Donnelley (R.R.) & Sons Co.	14,353	202,664
Dover Corp.	14,606	680,640
Dun & Bradstreet Corp.	3,772	231,073
Eaton Corp.	26,798	951,329
Emerson Electric Co.	57,907	2,392,138
Equifax, Inc.	9,597	295,012
Expeditors Int’l. of Wash.	16,812	681,727
Fastenal Co.	22,729	756,421
FedEx Corp.	25,177	1,703,979
Flowserve Corp.	4,414	326,636
Fluor Corp.	13,502	628,518
General Dynamics Corp.	28,207	1,604,696
General Electric Co.	817,810	12,463,424
Goodrich Corp.	9,569	1,154,787
Grainger (W.W.), Inc.	4,799	717,642
Honeywell International, Inc.	60,228	2,644,612
Illinois Tool Works, Inc.	38,407	1,597,731
Ingersoll-Rand PLC	24,529	689,020
Iron Mountain, Inc.	16,026	506,742
ITT Corp.	14,454	607,068
Jacobs Engineering Group, Inc.*	9,895	319,510
Joy Global, Inc.	8,210	512,140
L-3 Communications Hldgs., Inc.	8,222	509,517
Lockheed Martin Corp.	21,386	1,553,479
Masco Corp.	27,813	198,029
Norfolk Southern Corp.	26,999	1,647,479
Northrop Grumman Corp.	21,356	1,113,929
Paccar, Inc.	28,149	951,999
Pall Corp.	9,028	382,787
Parker Hannifin Corp.	12,025	759,138
Pitney Bowes, Inc.	15,558	292,490
Precision Castparts Corp.	11,248	1,748,614
Quanta Services, Inc.*	16,517	310,354
Raytheon Co.	27,422	1,120,737
Republic Services, Inc.	25,424	713,397
Robert Half Int’l., Inc.	11,041	234,290
Robinson (C.H.) Worldwide, Inc.	12,931	885,386
Rockwell Automation, Inc.	11,195	626,920
Rockwell Collins, Inc.	11,231	592,548
Roper Industries, Inc.	7,379	508,487
Ryder System, Inc.	3,970	148,915
Snap-On, Inc.	4,485	199,134
Southwest Airlines Co.	61,789	496,784

Stanley Black & Decker, Inc.	13,488	662,261
Stericycle, Inc.*	6,747	544,618
Textron, Inc.	20,413	360,085
Tyco International Ltd.	34,091	1,389,208
Union Pacific Corp.	37,785	3,085,901
United Parcel Service, Inc. Cl B	78,391	4,950,392
United Technologies Corp.	70,165	4,936,809
Waste Management, Inc.	37,300	1,214,488
		82,208,435
INFORMATION TECHNOLOGY (18.9%)
Accenture Ltd. Cl A	48,575	2,558,931
Adobe Systems, Inc.*	39,507	954,884
Advanced Micro Devices, Inc.*	46,386	235,641
Akamai Technologies, Inc.*	14,397	286,212
Altera Corp.	24,896	784,971
Amphenol Corp. Cl A	13,378	545,421
Analog Devices, Inc.	23,427	732,094
Apple, Inc.*	71,983	27,438,480
Applied Materials, Inc.	100,576	1,040,962
Autodesk, Inc.*	17,557	487,733
Automatic Data Processing, Inc.	37,949	1,789,295
BMC Software, Inc.*	13,738	529,737
Broadcom Corp. Cl A*	37,367	1,243,948
CA, Inc.	29,362	569,916
Cisco Systems, Inc.	428,499	6,637,450
Citrix Systems, Inc.*	14,723	802,845
Cognizant Technology Solutions*	23,758	1,489,627
Computer Sciences Corp.	12,026	322,898
Compuware Corp.*	17,304	132,549
Corning, Inc.	122,754	1,517,239
Dell, Inc.*	119,727	1,694,137
eBay, Inc.*	83,911	2,474,535
Electronic Arts, Inc.*	26,391	539,696
EMC Corp.*	159,567	3,349,311
F5 Networks, Inc.*	6,375	452,944
Fidelity Nat’l. Information Svcs., Inc.	19,289	469,108
First Solar, Inc.*	4,937	312,068
Fiserv, Inc.*	11,053	561,161
FLIR Systems, Inc.	12,285	307,739
Google, Inc. Cl A*	19,533	10,047,385
Harris Corp.	9,487	324,171
Hewlett-Packard Co.	163,388	3,668,061
Int’l. Business Machines Corp.	92,975	16,273,414
Intel Corp.	404,148	8,620,477
Intuit, Inc.*	23,411	1,110,618
Jabil Circuit, Inc.	14,262	253,721
JDS Uniphase Corp.*	18,034	179,799
Juniper Networks, Inc.*	44,921	775,336
KLA-Tencor Corp.	13,083	500,817
Lexmark International, Inc. Cl A*	6,257	169,127
Linear Technology Corp.	17,946	496,207
LSI Corp.*	44,784	231,981
MasterCard, Inc.	8,302	2,633,062
MEMC Electronic Materials, Inc.*	18,347	96,138
Microchip Technology, Inc.	15,094	469,574
Micron Technology, Inc.*	81,147	408,981
Microsoft Corp.	581,191	14,465,844
Molex, Inc.	10,690	217,755
Monster Worldwide, Inc.*	9,579	68,777
Motorola Mobility Hldgs., Inc.*	20,622	779,099

Motorola Solutions, Inc.	23,101	967,932
NetApp, Inc.*	28,357	962,437
Novellus Systems, Inc.*	5,372	146,441
Nvidia Corp.*	46,210	577,625
Oracle Corp.	303,997	8,736,874
Paychex, Inc.	24,993	659,065
QUALCOMM, Inc.	132,185	6,428,157
Red Hat, Inc.*	14,964	632,379
SAIC, Inc.*	21,759	256,974
Salesforce.com, inc.*	10,520	1,202,226
SanDisk Corp.*	18,965	765,238
Symantec Corp.*	57,442	936,305
Tellabs, Inc.	29,092	124,805
Teradata Corp.*	13,186	705,847
Teradyne, Inc.*	14,976	164,886
Texas Instruments, Inc.	89,369	2,381,684
Total System Services, Inc.	12,698	214,977
VeriSign, Inc.	13,261	379,397
Visa, Inc. Cl A	40,393	3,462,488
Western Digital Corp.*	18,334	471,550
Western Union Co.	49,311	753,965
Xerox Corp.	108,717	757,757
Xilinx, Inc.	20,662	566,965
Yahoo!, Inc.*	96,374	1,268,282
		155,576,132
MATERIALS (3.3%)
Air Products & Chemicals, Inc.	16,554	1,264,229
Airgas, Inc.	5,310	338,884
AK Steel Hldg. Corp.	8,918	58,324
Alcoa, Inc.	82,594	790,425
Allegheny Technologies, Inc.	8,099	299,582
Ball Corp.	13,037	404,408
Bemis Co., Inc.	8,043	235,740
CF Industries Hldgs., Inc.	5,834	719,857
Cliffs Natural Resources, Inc.	11,663	596,796
Dow Chemical Co.	89,746	2,015,695
Du Pont (E.I.) de Nemours & Co.	71,868	2,872,564
Eastman Chemical Co.	5,404	370,336
Ecolab, Inc.	18,329	896,105
FMC Corp.	5,588	386,466
Freeport-McMoRan Copper & Gold, Inc.	74,088	2,255,980
Int’l. Flavors & Fragrances, Inc.	6,175	347,159
International Paper Co.	33,487	778,573
MeadWestvaco Corp.	13,238	325,125
Monsanto Co.	42,177	2,532,307
Newmont Mining Corp.	38,912	2,447,565
Nucor Corp.	24,575	777,553
Owens-Illinois, Inc.*	12,921	195,366
PPG Industries, Inc.	12,197	861,840
Praxair, Inc.	23,548	2,201,267
Sealed Air Corp.	12,180	203,406
Sherwin-Williams Co.	7,075	525,814
Sigma-Aldrich Corp.	9,397	580,641
The Mosaic Co.	24,683	1,208,727
Titanium Metals Corp.	6,471	96,936
United States Steel Corp.	11,290	248,493
Vulcan Materials Co.	10,205	281,250
		27,117,413
TELECOMMUNICATION SERVICES (3.2%)
American Tower Corp. Cl A*	31,313	1,684,639

AT&T, Inc.				462,697	13,196,118
CenturyLink, Inc.				49,207	1,629,736
Frontier Communications Corp.				80,274	490,474
MetroPCS Communications, Inc.*				23,409	203,892
Sprint Nextel Corp.*				248,940	756,778
Verizon Communications, Inc.				219,583	8,080,654
Windstream Corp.				39,836	464,488
					26,506,779
UTILITIES (3.9%)
AES Corp.*				49,786	485,911
Ameren Corp.				18,678	556,044
American Electric Power Co., Inc.				38,054	1,446,813
CenterPoint Energy, Inc.				33,450	656,289
CMS Energy Corp.				19,447	384,856
Consolidated Edison, Inc.				22,830	1,301,767
Constellation Energy Group, Inc.				15,401	586,162
Dominion Resources, Inc.				44,024	2,235,098
DTE Energy Co.				13,224	648,240
Duke Energy Corp.				103,406	2,067,086
Edison International				25,166	962,600
Entergy Corp.				13,703	908,372
Exelon Corp.				51,098	2,177,286
FirstEnergy Corp.				32,435	1,456,656
Integrys Energy Group, Inc.				6,006	292,012
NextEra Energy, Inc.				32,743	1,768,777
Nicor, Inc.				3,571	196,441
NiSource, Inc.				21,971	469,740
Northeast Utilities				13,861	466,423
NRG Energy, Inc.*				18,713	396,903
Oneok, Inc.				8,104	535,188
Pepco Hldgs., Inc.				17,456	330,268
PG&E Corp.				30,922	1,308,310
Pinnacle West Capital Corp.				8,574	368,168
PPL Corp.				45,040	1,285,442
Progress Energy, Inc.				22,929	1,185,888
Public Svc. Enterprise Group, Inc.				39,245	1,309,606
SCANA Corp.				8,983	363,362
Sempra Energy				18,481	951,772
Southern Co.				67,145	2,844,934
TECO Energy, Inc.				16,650	285,215
Wisconsin Energy Corp.				18,059	565,066
Xcel Energy, Inc.				37,765	932,418
					31,729,113
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $769,548,918) 97.4%					803,130,241

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.00	03/08/12	100,000	99,994
U.S. Treasury Bill (1)	A-1+	0.08	10/27/11	1,800,000	1,799,903
					1,899,897
COMMERCIAL PAPER (2.3%)
Abbott Laboratories†	A-1+	0.06	11/01/11	1,160,000	1,159,940
Chevron Corp.	A-1+	0.04	10/04/11	2,000,000	1,999,993
General Electric Capital Corp.	A-1+	0.13	10/14/11	3,000,000	2,999,859
Northern Illinois Gas Co.	A-1+	0.04	10/03/11	3,000,000	2,999,993
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	4,000,000	3,999,633
United Technologies Corp.†	A-1	0.06	10/24/11	6,000,000	5,999,770
					19,159,188

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,059,089) 2.5%	21,059,085

TEMPORARY CASH INVESTMENTS (2) (Cost: $293,200) 0.0% (3)	293,200

TOTAL INVESTMENTS (Cost: $790,901,207) 99.9%	824,482,526

OTHER NET ASSETS 0.1%	540,678

NET ASSETS 100.0%	$825,023,204

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Abercrombie & Fitch Co. Cl A	1,097	67,531
Amazon.com, Inc.*	4,538	981,252
Apollo Group, Inc.*	1,550	61,396
AutoNation, Inc.*	667	21,864
AutoZone, Inc.*	370	118,100
Bed Bath & Beyond, Inc.*	3,128	179,266
Best Buy Co., Inc.	3,656	85,185
Big Lots, Inc.*	782	27,237
Cablevision Systems Corp. Cl A	2,875	45,224
CarMax, Inc.*	2,761	65,850
Carnival Corp.	5,908	179,012
CBS Corp. Cl B	8,462	172,456
Chipotle Mexican Grill, Inc. Cl A*	408	123,604
Coach, Inc.	3,609	187,054
Comcast Corp. Cl A	34,372	718,375
D.R. Horton, Inc.	3,620	32,725
Darden Restaurants, Inc.	1,727	73,829
DeVry, Inc.	769	28,422
DIRECTV Cl A*	9,433	398,544
Discovery Communications, Inc. Cl A*	3,422	128,736
Disney (Walt) Co.	23,586	711,354
Expedia, Inc.	2,509	64,607
Family Dollar Stores, Inc.	1,500	76,290
Ford Motor Co.*	48,063	464,769
Fortune Brands, Inc.	2,016	109,025
GameStop Corp. Cl A*	1,763	40,725
Gannett Co., Inc.	2,997	28,561
Gap, Inc.	4,386	71,229
Genuine Parts Co.	2,036	103,429
Goodyear Tire & Rubber Co.*	3,142	31,703
H&R Block, Inc.	3,834	51,031
Harley-Davidson, Inc.	2,964	101,754
Harman Int’l. Industries, Inc.	876	25,036
Hasbro, Inc.	1,595	52,013
Home Depot, Inc.	19,570	643,266
International Game Technology	3,806	55,301
Interpublic Group of Cos., Inc.	6,105	43,956
Johnson Controls, Inc.	8,468	223,301
Kohl’s Corp.	3,438	168,806
Leggett & Platt, Inc.	1,807	35,761
Lennar Corp. Cl A	2,010	27,215
Limited Brands, Inc.	3,070	118,226
Lowe’s Cos., Inc.	15,770	304,992
Macy’s, Inc	5,163	135,890
Marriott International, Inc. Cl A	3,586	97,683
Mattel, Inc.	4,360	112,880
McDonald’s Corp.	13,182	1,157,643
McGraw-Hill Cos., Inc.	3,748	153,668
Netflix, Inc.*	888	100,486
Newell Rubbermaid, Inc.	3,740	44,394
News Corp. Cl A	28,415	439,580
NIKE, Inc. Cl B	4,826	412,671
Nordstrom, Inc.	2,053	93,781
O’Reilly Automotive, Inc.*	1,730	115,270
Omnicom Group, Inc.	3,595	132,440
Penney (J.C.) Co., Inc.	1,794	48,043

Priceline.com, Inc.*	649	291,700
Pulte Homes, Inc.*	4,437	17,526
Ralph Lauren Corp.	823	106,743
Ross Stores, Inc.	1,423	111,976
Scripps Networks Interactive, Inc. Cl A	1,232	45,793
Sears Hldgs. Corp.*	469	26,977
Staples, Inc.	9,166	121,908
Starbucks Corp.	9,565	356,679
Starwood Hotels & Resorts	2,390	92,780
Target Corp.	8,519	417,772
Tiffany & Co.	1,621	98,589
Time Warner Cable, Inc.	4,174	261,585
Time Warner, Inc.	13,139	393,776
TJX Cos., Inc.	4,683	259,766
Urban Outfitters, Inc.*	1,554	34,685
V.F. Corp.	1,103	134,037
Viacom, Inc. Cl B	7,228	280,013
Washington Post Co. Cl B	65	21,253
Whirlpool Corp.	965	48,163
Wyndham Worldwide Corp.	2,073	59,101
Wynn Resorts Ltd.	1,027	118,187
Yum! Brands, Inc.	5,966	294,661
		13,886,111
CONSUMER STAPLES (6.8%)
Altria Group, Inc.	26,471	709,688
Archer-Daniels-Midland Co.	8,375	207,784
Avon Products, Inc.	5,451	106,840
Brown-Forman Corp. Cl B	1,264	88,657
Campbell Soup Co.	2,319	75,066
Clorox Co.	1,676	111,169
Coca-Cola Co.	29,189	1,972,009
Coca-Cola Enterprises, Inc.	4,082	101,560
Colgate-Palmolive Co.	6,238	553,186
ConAgra Foods, Inc.	5,273	127,712
Constellation Brands, Inc. Cl A*	2,333	41,994
Costco Wholesale Corp.	5,539	454,863
CVS Caremark Corp.	17,530	588,657
Dean Foods Co.*	2,313	20,516
Dr. Pepper Snapple Group, Inc.	2,794	108,351
Estee Lauder Cos., Inc. Cl A	1,425	125,172
General Mills, Inc.	8,196	315,300
Heinz (H.J.) Co.	4,124	208,180
Hershey Co.	1,958	115,992
Hormel Foods Corp.	1,800	48,636
J.M. Smucker Co.	1,439	104,889
Kellogg Co.	3,186	169,463
Kimberly-Clark Corp.	5,003	355,263
Kraft Foods, Inc. Cl A	22,634	760,050
Kroger Co.	7,705	169,202
Lorillard, Inc.	1,764	195,275
McCormick & Co., Inc.	1,690	78,010
Mead Johnson Nutrition Co.	2,606	179,371
Molson Coors Brewing Co. Cl B	2,064	81,755
PepsiCo, Inc.	20,460	1,266,474
Philip Morris Int’l., Inc.	22,455	1,400,743
Proctor & Gamble Co.	35,049	2,214,396
Reynolds American, Inc.	4,357	163,300
Safeway, Inc.	4,465	74,253
Sara Lee Corp.	7,592	124,129
SUPERVALU, Inc.	2,700	17,982
Sysco Corp.	7,627	197,539

Tyson Foods, Inc. Cl A	3,775	65,534
Wal-Mart Stores, Inc.	22,524	1,168,996
Walgreen Co.	11,513	378,663
Whole Foods Market, Inc.	2,006	131,012
		15,377,631
ENERGY (6.7%)
Alpha Natural Resources, Inc.*	2,903	51,354
Anadarko Petroleum Corp.	6,247	393,873
Apache Corp.	4,819	386,677
Baker Hughes, Inc.	5,514	254,526
Cabot Oil & Gas Corp.	1,370	84,817
Cameron International Corp.*	3,078	127,860
Chesapeake Energy Corp.	8,559	218,682
Chevron Corp.	25,488	2,358,150
ConocoPhillips	17,578	1,113,039
Consol Energy, Inc.	2,893	98,159
Denbury Resources, Inc.*	5,124	58,926
Devon Energy Corp.	5,333	295,662
Diamond Offshore Drilling, Inc.	906	49,594
El Paso Corp.	9,950	173,926
EOG Resources, Inc.	3,386	240,440
EQT Corp.	1,896	101,171
Exxon Mobil Corp.	61,826	4,490,417
FMC Technologies, Inc.*	3,090	116,184
Halliburton Co.	11,697	356,992
Helmerich & Payne, Inc.	1,377	55,906
Hess Corp.	3,845	201,709
Marathon Oil Corp.	8,913	192,342
Marathon Petroleum Corp.	4,567	123,583
Murphy Oil Corp.	2,465	108,854
Nabors Industries Ltd.*	3,617	44,344
National Oilwell Varco, Inc.	5,421	277,664
Newfield Exploration Co.*	1,666	66,124
Noble Corp*	3,180	93,333
Noble Energy, Inc.	2,271	160,787
Occidental Petroleum Corp.	10,408	744,172
Peabody Energy Corp.	3,430	116,208
Pioneer Natural Resources Co.	1,433	94,248
QEP Resources, Inc.	2,225	60,231
Range Resources Corp.	2,067	120,837
Rowan Cos., Inc.*	1,597	48,213
Schlumberger Ltd.	17,245	1,030,044
Southwestern Energy Co.*	4,414	147,119
Spectra Energy Corp.	8,201	201,171
Sunoco, Inc.	1,526	47,321
Tesoro Corp.*	1,819	35,416
Valero Energy Corp.	7,305	129,883
Williams Cos., Inc.	7,601	185,008
		15,254,966
FINANCIALS (7.8%)
ACE Ltd.	4,351	263,671
Aflac, Inc.	5,787	202,256
Allstate Corp.	6,664	157,870
American Express Co.	13,193	592,366
American Int’l. Group, Inc.*	5,510	120,945
Ameriprise Financial, Inc.	2,999	118,041
Aon Corp.	4,184	175,644
Apartment Investment & Management Co. Cl A	1,559	34,485
Assurant, Inc.	1,177	42,137
AvalonBay Communities, Inc.	1,217	138,799
Bank of America Corp.	127,793	782,093

Bank of New York Mellon Corp.	15,778	293,313
BB&T Corp.	8,808	187,875
Berkshire Hathaway, Inc. Cl B*	22,255	1,580,995
BlackRock, Inc.	1,239	183,384
Boston Properties, Inc.	1,865	166,172
Capital One Financial Corp.	5,974	236,750
CB Richard Ellis Group, Inc. Cl A*	4,131	55,603
Charles Schwab Corp.	13,546	152,663
Chubb Corp.	3,695	221,663
Cincinnati Financial Corp.	2,067	54,424
Citigroup, Inc.	36,166	926,573
CME Group, Inc.	866	213,382
Comerica, Inc.	2,545	58,459
Discover Financial Svcs.	6,909	158,492
E*Trade Financial Corp.*	3,166	28,842
Equity Residential	3,872	200,841
Federated Investors, Inc. Cl B	1,193	20,913
Fifth Third Bancorp	11,817	119,352
First Horizon National Corp.	3,351	19,972
Franklin Resources, Inc.	1,832	175,212
Genworth Financial, Inc. Cl A*	6,120	35,129
Goldman Sachs Group, Inc.	6,364	601,716
Hartford Financial Svcs. Group, Inc.	5,521	89,109
HCP, Inc.	5,117	179,402
Health Care REIT, Inc.	2,256	105,581
Host Hotels & Resorts, Inc.	8,752	95,747
Hudson City Bancorp, Inc.	6,802	38,499
Huntington Bancshares, Inc.	11,038	52,982
IntercontinentalExchange, Inc.*	928	109,745
Invesco Ltd.	5,606	86,949
Janus Capital Group, Inc.	2,412	14,472
JPMorgan Chase & Co.	49,089	1,478,561
KeyCorp	12,266	72,737
Kimco Realty Corp.	5,200	78,156
Legg Mason, Inc.	1,607	41,316
Leucadia National Corp.	2,536	57,516
Lincoln National Corp.	3,688	57,643
Loews Corp.	3,954	136,611
M&T Bank Corp.	1,609	112,469
Marsh & McLennan Cos., Inc.	6,929	183,896
MetLife, Inc.	12,989	363,822
Moody’s Corp.	2,549	77,617
Morgan Stanley	17,793	240,206
Nasdaq OMX Group, Inc.*	1,558	36,052
Northern Trust Corp.	3,063	107,144
NYSE Euronext	3,358	78,040
People’s United Financial, Inc.	4,952	56,453
Plum Creek Timber Co., Inc.	2,090	72,544
PNC Financial Svcs. Grp., Inc.	6,568	316,512
Principal Financial Grp., Inc.	3,897	88,345
Progressive Corp.	8,365	148,562
ProLogis, Inc.	5,771	139,947
Prudential Financial, Inc.	5,970	279,754
Public Storage	1,832	203,993
Regions Financial Corp.	15,993	53,257
Simon Property Group, Inc.	3,718	408,906
SLM Corp.	6,677	83,129
State Street Corp.	6,273	201,740
SunTrust Banks, Inc.	6,850	122,958
T. Rowe Price Group, Inc.	3,219	153,772
Torchmark Corp.	1,354	47,200

Travelers Cos., Inc.	5,290	257,782
U.S. Bancorp	24,564	578,237
Unum Group	3,818	80,025
Ventas, Inc.	3,607	178,186
Vornado Realty Trust	2,341	174,685
Wells Fargo & Co.	67,569	1,629,764
Weyerhaeuser Co.	6,803	105,787
XL Group PLC	4,131	77,663
Zions Bancorporation	2,367	33,304
		17,706,809
HEALTH CARE (7.0%)
Abbott Laboratories	19,966	1,021,061
Aetna, Inc.	4,728	171,863
Agilent Technologies, Inc.*	4,467	139,594
Allergan, Inc.	3,888	320,293
AmerisourceBergen Corp.	3,501	130,482
Amgen, Inc.	11,754	645,882
Bard (C.R.), Inc.	1,103	96,557
Baxter International, Inc.	7,227	405,724
Becton, Dickinson & Co.	2,801	205,369
Biogen Idec, Inc.*	3,035	282,710
Boston Scientific Corp.*	19,288	113,992
Bristol-Myers Squibb Co.	21,800	684,084
Cardinal Health, Inc.	4,362	182,681
CareFusion Corp.*	2,860	68,497
Celgene Corp.*	5,898	365,204
Cephalon, Inc.*	1,006	81,184
Cerner Corp.*	1,937	132,723
CIGNA Corp.	3,476	145,783
Coventry Health Care, Inc.*	1,882	54,220
Covidien PLC	6,408	282,593
DaVita, Inc.*	1,205	75,517
Dentsply International, Inc.	1,789	54,904
Edwards Lifesciences Corp.*	1,448	103,213
Express Scripts, Inc.*	6,603	244,773
Forest Laboratories, Inc.*	3,523	108,473
Gilead Sciences, Inc.*	9,742	377,990
Hospira, Inc.*	2,108	77,996
Humana, Inc.	2,154	156,660
Intuitive Surgical, Inc.*	497	181,047
Johnson & Johnson	35,235	2,244,822
Laboratory Corp. of America Hldgs.*	1,317	104,109
Life Technologies Corp.*	2,260	86,852
Lilly (Eli) & Co.	13,059	482,791
McKesson Corp.	3,187	231,695
Medco Health Solutions, Inc.*	5,118	239,983
Medtronic, Inc.	13,556	450,601
Merck & Co., Inc.	39,334	1,286,615
Mylan, Inc.*	5,354	91,018
Patterson Cos., Inc.	1,193	34,156
PerkinElmer, Inc.	1,455	27,951
Pfizer, Inc.	100,760	1,781,437
Quest Diagnostics, Inc.	2,073	102,323
St. Jude Medical, Inc.	4,286	155,110
Stryker Corp.	4,196	197,757
Tenet Healthcare Corp.*	5,989	24,735
Thermo Fisher Scientific, Inc.*	4,806	243,376
UnitedHealth Group, Inc.	13,580	626,310
Varian Medical Systems, Inc.*	1,476	76,988
Waters Corp.*	1,129	85,228
Watson Pharmaceuticals, Inc.*	1,611	109,951

WellPoint, Inc.	4,678	305,380
Zimmer Hldgs., Inc.*	2,409	128,882
		16,029,139
INDUSTRIALS (5.9%)
3M Co.	9,049	649,628
Avery Dennison Corp.	1,353	33,933
Boeing Co.	9,285	561,835
Caterpillar, Inc.	8,256	609,623
Cintas Corp.	1,423	40,043
CSX Corp.	13,888	259,289
Cummins, Inc.	2,418	197,454
Danaher Corp.	7,208	302,304
Deere & Co.	5,293	341,769
Donnelley (R.R.) & Sons Co.	2,334	32,956
Dover Corp.	2,373	110,582
Dun & Bradstreet Corp.	615	37,675
Eaton Corp.	4,356	154,638
Emerson Electric Co.	9,417	389,016
Equifax, Inc.	1,563	48,047
Expeditors Int’l. of Wash.	2,739	111,066
Fastenal Co.	3,700	123,136
FedEx Corp.	4,099	277,420
Flowserve Corp.	718	53,132
Fluor Corp.	2,194	102,131
General Dynamics Corp.	4,600	261,694
General Electric Co.	133,012	2,027,103
Goodrich Corp.	1,558	188,019
Grainger (W.W.), Inc.	781	116,791
Honeywell International, Inc.	9,803	430,450
Illinois Tool Works, Inc.	6,249	259,958
Ingersoll-Rand PLC	3,990	112,079
Iron Mountain, Inc.	2,608	82,465
ITT Corp.	2,353	98,826
Jacobs Engineering Group, Inc.*	1,608	51,922
Joy Global, Inc.	1,333	83,153
L-3 Communications Hldgs., Inc.	1,338	82,916
Lockheed Martin Corp.	3,482	252,932
Masco Corp.	4,523	32,204
Norfolk Southern Corp.	4,403	268,671
Northrop Grumman Corp.	3,478	181,412
Paccar, Inc.	4,572	154,625
Pall Corp.	1,470	62,328
Parker Hannifin Corp.	1,954	123,356
Pitney Bowes, Inc.	2,536	47,677
Precision Castparts Corp.	1,832	284,803
Quanta Services, Inc.*	2,683	50,414
Raytheon Co.	4,465	182,485
Republic Services, Inc.	4,141	116,196
Robert Half Int’l., Inc.	1,795	38,090
Robinson (C.H.) Worldwide, Inc.	2,107	144,266
Rockwell Automation, Inc.	1,822	102,032
Rockwell Collins, Inc.	1,831	96,604
Roper Industries, Inc.	1,202	82,830
Ryder System, Inc.	645	24,194
Snap-On, Inc.	729	32,368
Southwest Airlines Co.	10,110	81,284
Stanley Black & Decker, Inc.	2,194	107,725
Stericycle, Inc.*	1,099	88,711
Textron, Inc.	3,315	58,477
Tyco International Ltd.	5,569	226,937
Union Pacific Corp.	6,157	502,842

United Parcel Service, Inc. Cl B	12,777	806,868
United Technologies Corp.	11,458	806,185
Waste Management, Inc.	6,066	197,509
		13,385,078
INFORMATION TECHNOLOGY (11.1%)
Accenture Ltd. Cl A	7,909	416,646
Adobe Systems, Inc.*	6,448	155,848
Advanced Micro Devices, Inc.*	7,520	38,202
Akamai Technologies, Inc.*	2,349	46,698
Altera Corp.	4,062	128,075
Amphenol Corp. Cl A	2,185	89,082
Analog Devices, Inc.	3,822	119,438
Apple, Inc.*	11,759	4,482,291
Applied Materials, Inc.	16,425	169,999
Autodesk, Inc.*	2,859	79,423
Automatic Data Processing, Inc.	6,190	291,859
BMC Software, Inc.*	2,240	86,374
Broadcom Corp. Cl A*	6,099	203,036
CA, Inc.	4,790	92,974
Cisco Systems, Inc.	69,660	1,079,033
Citrix Systems, Inc.*	2,397	130,708
Cognizant Technology Solutions*	3,870	242,649
Computer Sciences Corp.	1,959	52,599
Compuware Corp.*	2,821	21,609
Corning, Inc.	19,978	246,928
Dell, Inc.*	19,569	276,901
eBay, Inc.*	13,686	403,600
Electronic Arts, Inc.*	4,310	88,140
EMC Corp.*	26,000	545,740
F5 Networks, Inc.*	1,037	73,679
Fidelity Nat’l. Information Svcs., Inc.	3,148	76,559
First Solar, Inc.*	801	50,631
Fiserv, Inc.*	1,804	91,589
FLIR Systems, Inc.	2,001	50,125
Google, Inc. Cl A*	3,194	1,642,930
Harris Corp.	1,546	52,827
Hewlett-Packard Co.	26,601	597,192
Int’l. Business Machines Corp.	15,196	2,659,754
Intel Corp.	66,025	1,408,313
Intuit, Inc.*	3,818	181,126
Jabil Circuit, Inc.	2,318	41,237
JDS Uniphase Corp.*	2,933	29,242
Juniper Networks, Inc.*	7,324	126,412
KLA-Tencor Corp.	2,135	81,728
Lexmark International, Inc. Cl A*	1,020	27,571
Linear Technology Corp.	2,930	81,015
LSI Corp.*	7,298	37,804
MasterCard, Inc.	1,344	426,263
MEMC Electronic Materials, Inc.*	2,973	15,579
Microchip Technology, Inc.	2,464	76,655
Micron Technology, Inc.*	13,244	66,750
Microsoft Corp.	94,921	2,362,584
Molex, Inc.	1,742	35,485
Monster Worldwide, Inc.*	1,568	11,258
Motorola Mobility Hldgs., Inc.*	3,371	127,356
Motorola Solutions, Inc.	3,772	158,047
NetApp, Inc.*	4,626	157,006
Novellus Systems, Inc.*	875	23,853
Nvidia Corp.*	7,482	93,525
Oracle Corp.	49,618	1,426,021
Paychex, Inc.	4,076	107,484

QUALCOMM, Inc.	21,569	1,048,900
Red Hat, Inc.*	2,437	102,988
SAIC, Inc.*	3,550	41,926
Salesforce.com, inc.*	1,713	195,762
SanDisk Corp.*	3,087	124,560
Symantec Corp.*	9,378	152,861
Tellabs, Inc.	4,744	20,352
Teradata Corp.*	2,148	114,982
Teradyne, Inc.*	2,444	26,908
Texas Instruments, Inc.	14,586	388,717
Total System Services, Inc.	2,067	34,994
VeriSign, Inc.	2,169	62,055
Visa, Inc. Cl A	6,562	562,495
Western Digital Corp.*	2,984	76,748
Western Union Co.	8,016	122,565
Xerox Corp.	17,702	123,383
Xilinx, Inc.	3,376	92,637
Yahoo!, Inc.*	15,731	207,020
		25,385,305
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	2,692	205,588
Airgas, Inc.	866	55,268
AK Steel Hldg. Corp.	1,450	9,483
Alcoa, Inc.	13,444	128,659
Allegheny Technologies, Inc.	1,319	48,790
Ball Corp.	2,127	65,980
Bemis Co., Inc.	1,312	38,455
CF Industries Hldgs., Inc.	950	117,221
Cliffs Natural Resources, Inc.	1,901	97,274
Dow Chemical Co.	14,607	328,073
Du Pont (E.I.) de Nemours & Co.	11,717	468,328
Eastman Chemical Co.	879	60,238
Ecolab, Inc.	2,983	145,839
FMC Corp.	910	62,936
Freeport-McMoRan Copper & Gold, Inc.	12,047	366,831
Int’l. Flavors & Fragrances, Inc.	1,006	56,557
International Paper Co.	5,446	126,620
MeadWestvaco Corp.	2,154	52,902
Monsanto Co.	6,857	411,694
Newmont Mining Corp.	6,373	400,862
Nucor Corp.	3,998	126,497
Owens-Illinois, Inc.*	2,097	31,707
PPG Industries, Inc.	1,988	140,472
Praxair, Inc.	3,835	358,496
Sealed Air Corp.	1,984	33,133
Sherwin-Williams Co.	1,154	85,765
Sigma-Aldrich Corp.	1,529	94,477
The Mosaic Co.	4,014	196,566
Titanium Metals Corp.	1,055	15,804
United States Steel Corp.	1,833	40,344
Vulcan Materials Co.	1,658	45,694
		4,416,553
TELECOMMUNICATION SERVICES (1.9%)
American Tower Corp. Cl A*	5,119	275,402
AT&T, Inc.	75,597	2,156,026
CenturyLink, Inc.	8,044	266,417
Frontier Communications Corp.	13,120	80,163
MetroPCS Communications, Inc.*	3,796	33,063
Sprint Nextel Corp.*	40,687	123,688
Verizon Communications, Inc.	35,859	1,319,611
Windstream Corp.	6,505	75,848
		4,330,218

UTILITIES (2.3%)
AES Corp.*	8,101	79,066
Ameren Corp.	3,049	90,769
American Electric Power Co., Inc.	6,213	236,218
CenterPoint Energy, Inc.	5,459	107,106
CMS Energy Corp.	3,170	62,734
Consolidated Edison, Inc.	3,726	212,457
Constellation Energy Group, Inc.	2,518	95,835
Dominion Resources, Inc.	7,190	365,036
DTE Energy Co.	2,159	105,834
Duke Energy Corp.	16,883	337,491
Edison International	4,105	157,016
Entergy Corp.	2,234	148,092
Exelon Corp.	8,354	355,964
FirstEnergy Corp.	5,294	237,754
Integrys Energy Group, Inc.	981	47,696
NextEra Energy, Inc.	5,349	288,953
Nicor, Inc.	582	32,016
NiSource, Inc.	3,581	76,562
Northeast Utilities	2,262	76,116
NRG Energy, Inc.*	3,051	64,712
Oneok, Inc.	1,322	87,305
Pepco Hldgs., Inc.	2,851	53,941
PG&E Corp.	5,049	213,623
Pinnacle West Capital Corp.	1,400	60,116
PPL Corp.	7,356	209,940
Progress Energy, Inc.	3,741	193,485
Public Svc. Enterprise Group, Inc.	6,404	213,701
SCANA Corp.	1,467	59,340
Sempra Energy	3,015	155,273
Southern Co.	10,961	464,418
TECO Energy, Inc.	2,718	46,559
Wisconsin Energy Corp.	2,948	92,243
Xcel Energy, Inc.	6,170	152,337
		5,179,708
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $138,630,348) 57.5%		130,951,518

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.00	11/10/11	500,000	500,000
COMMERCIAL PAPER (0.7%)
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	1,700,000	1,699,844
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,199,844) 0.9%					2,199,844

TOTAL INDEXED ASSETS (Cost: $140,830,192) 58.4%					133,151,362

	Shares
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.9%)
Abercrombie & Fitch Co. Cl A	3,487	214,660
AFC Enterprises, Inc.*	11,300	133,679
Amazon.com, Inc.*	3,603	779,077

American Axle & Mfg. Hldgs., Inc.*	14,163	108,064
ANN, Inc.*	4,386	100,176
Bassett Furniture Industries, Inc.	23,860	168,213
CPI Corp.	11,839	73,402
Darden Restaurants, Inc.	5,336	228,114
Denny’s Corp.*	51,243	170,639
Dillard’s, Inc. Cl A	8,283	360,145
Discovery Communications, Inc. Cl A*	4,827	181,592
Disney (Walt) Co.	14,336	432,374
Express, Inc.	10,990	222,987
Ford Motor Co.*	26,524	256,487
G-III Apparel Group Ltd.*	4,457	101,887
Johnson Controls, Inc.	5,238	138,126
Lincoln Educational Svcs. Corp.	17,537	141,874
Macy’s, Inc	10,028	263,937
Maidenform Brands, Inc.*	6,569	153,780
P.F. Chang’s China Bistro, Inc.	4,145	112,910
Pep Boys - Manny, Moe & Jack	41,481	409,417
Pinnacle Entertainment, Inc.*	19,525	177,287
Rent-A-Center, Inc.	13,162	361,297
Shutterfly, Inc.*	12,288	506,020
Sotheby’s	2,372	65,396
Starbucks Corp.	21,172	789,504
Steve Madden Ltd.*	7,089	213,364
Target Corp.	3,975	194,934
Tenneco, Inc.*	4,208	107,767
Time Warner Cable, Inc.	5,357	335,723
Time Warner, Inc.	9,015	270,180
Tupperware Brands Corp.	2,710	145,635
Urban Outfitters, Inc.*	6,460	144,187
Vera Bradley, Inc.*	3,017	108,763
Viacom, Inc. Cl B	10,235	396,504
Wolverine World Wide, Inc.	7,360	244,720
		8,812,821
CONSUMER STAPLES (2.9%)
Darling International, Inc.*	10,320	129,929
Diamond Foods, Inc.	1,661	132,531
Dr. Pepper Snapple Group, Inc.	11,531	447,172
Estee Lauder Cos., Inc. Cl A	4,153	364,800
Hain Celestial Group, Inc.*	2,300	70,265
J.M. Smucker Co.	5,816	423,928
Kraft Foods, Inc. Cl A	5,189	174,247
Lorillard, Inc.	3,084	341,399
Nu Skin Enterprises, Inc. Cl A	3,366	136,390
PepsiCo, Inc.	9,829	608,415
Philip Morris Int’l., Inc.	11,507	717,807
Prestige Brands Hldgs., Inc.*	15,387	139,252
Proctor & Gamble Co.	15,945	1,007,405
The Pantry, Inc.*	14,170	171,882
TreeHouse Foods, Inc.*	3,290	203,454
Tyson Foods, Inc. Cl A	24,583	426,761
Vector Group Ltd.	6,263	107,603
Wal-Mart Stores, Inc.	17,613	914,115
		6,517,355
ENERGY (3.8%)
Abraxas Petroleum Corp.*	28,541	75,348
Apache Corp.	4,731	379,615
Brigham Exploration Co.*	19,563	494,161
Chevron Corp.	6,326	585,282
ConocoPhillips	13,346	845,069
CVR Energy, Inc.*	5,750	121,555

Energy XXI (Bermuda) Ltd.*	16,611	356,306
Exxon Mobil Corp.	25,539	1,854,898
Gasco Energy, Inc.*	269,090	51,154
Halliburton Co.	15,737	480,293
Hess Corp.	4,574	239,952
Houston American Energy Corp.	7,018	96,568
Lufkin Industries, Inc.	2,305	122,649
MarkWest Energy Partners LP	7,371	338,697
McMoRan Exploration Co.*	80,998	804,310
National Oilwell Varco, Inc.	7,079	362,586
Noble Energy, Inc.	6,057	428,836
Occidental Petroleum Corp.	7,449	532,604
Range Resources Corp.	3,971	232,145
Saratoga Resources, Inc.*	25,300	129,283
		8,531,311
FINANCIALS (7.0%)
Aon Corp.	4,615	193,738
Ashford Hospitality Trust, Inc.	13,641	95,760
Aspen Insurance Hldgs. Ltd.	8,500	195,840
Associated Estates Realty Corp.	19,232	297,327
BancFirst Corp.	3,293	109,196
Bank of America Corp.	52,718	322,634
Bank of Marin Bancorp	2,155	71,201
Banner Corp.	3,757	48,052
BB&T Corp.	14,565	310,671
Berkshire Hathaway, Inc. Cl B*	8,795	624,797
Brookline Bancorp, Inc.	22,810	175,865
Bryn Mawr Bank Corp.	6,501	107,722
Capital One Financial Corp.	14,184	562,112
Cash America Int’l., Inc.	5,316	271,967
Chesapeake Lodging Trust	10,349	124,912
Citigroup, Inc.	13,874	355,452
Cogdell Spencer, Inc.	13,468	50,774
Colonial Properties Trust	21,846	396,723
Dime Community Bancshares	10,807	109,475
EastGroup Properties, Inc.	4,440	169,342
Ellington Financial LLC	15,918	273,471
Equity Lifestyle Properties, Inc.	4,530	284,031
FelCor Lodging Trust, Inc.*	73,919	172,231
First Interstate BancSytem, Inc.	9,960	106,672
First Niagara Financial Group, Inc.	22,583	206,634
Flushing Financial Corp.	3,010	32,508
Forest City Enterprises, Inc. Cl A*	16,765	178,715
Franklin Resources, Inc.	1,841	176,073
Glacier Bancorp, Inc.	12,124	113,602
Goldman Sachs Group, Inc.	4,870	460,459
Highwoods Properties, Inc.	7,518	212,459
IBERIABANK Corp.	2,755	129,650
Investors Bancorp, Inc.*	11,335	143,161
iShares Russell 2000 Growth Index Fund*	1,841	135,258
iShares Russell 2000 Index Fund	3,360	215,880
iShares Russell 2000 Value Index Fund	7,670	437,420
Janus Capital Group, Inc.	20,310	121,860
JPMorgan Chase & Co.	31,400	945,768
Marlin Business Svcs. Corp.*	13,471	142,793
MB Financial, Inc.	8,017	118,010
Meadowbrook Insurance Group, Inc.	25,890	230,680
MetLife, Inc.	14,386	402,952
Mid-America Apt. Communities, Inc.	5,097	306,941
National Retail Pptys., Inc.	6,709	180,271
NBH Hldgs. Co.†	16,887	279,480

Northwest Bancshares, Inc.	28,899	344,187
OneBeacon Insurance Group Ltd. Cl A	10,178	138,828
Pennsylvania REIT	16,734	129,354
PHH Corp.*	9,153	147,180
PNC Financial Svcs. Grp., Inc.	6,213	299,404
ProAssurance Corp.	6,144	442,491
Prosperity Bancshares, Inc.	4,246	138,759
PS Business Parks, Inc.	2,379	117,856
S.Y. Bancorp, Inc.	12,698	236,437
SeaBright Hldgs., Inc.	25,534	183,845
Senior Housing Pptys. Trust	13,042	280,925
Signature Bank*	9,032	431,097
Simon Property Group, Inc.	5,117	562,768
Stifel Financial Corp.*	4,928	130,888
SVB Financial Group*	5,230	193,510
Symetra Financial Corp.	21,557	175,690
UMB Financial Corp.	3,800	121,904
Urstadt Biddle Properties Cl A	5,826	93,041
Wells Fargo & Co.	38,762	934,939
Westamerica Bancorporation	4,502	172,517
		15,876,159
HEALTH CARE (4.7%)
Abbott Laboratories	12,237	625,800
Abiomed, Inc.*	25,734	283,846
Acorda Therapeutics, Inc.*	5,308	105,948
Allied Healthcare Int’l., Inc.*	58,900	226,176
Alphatec Hldgs., Inc.*	62,864	132,643
Auxilium Pharmaceuticals, Inc.*	2,861	42,886
Bruker Corp.*	8,060	109,052
Celgene Corp.*	6,636	410,901
Cepheid, Inc.*	3,000	116,490
Conceptus, Inc.*	12,690	132,864
Cubist Pharmaceuticals, Inc.*	5,294	186,984
Cyberonics, Inc.*	9,238	261,435
DexCom, Inc.*	13,216	158,592
Emergent Biosolutions, Inc.*	6,343	97,872
Enzon Pharmaceuticals, Inc.*	33,917	238,776
Express Scripts, Inc.*	4,064	150,652
Forest Laboratories, Inc.*	9,632	296,569
Gilead Sciences, Inc.*	16,078	623,826
HMS Hldgs. Corp.*	11,018	268,729
Incyte Corp.*	4,606	64,346
Insulet Corp.*	7,048	107,552
IPC The Hospitalist Co.*	7,872	280,952
Ironwood Pharmaceuticals, Inc.*	3,198	34,538
McKesson Corp.	5,538	402,613
Medidata Solutions, Inc.*	21,125	347,295
Merck & Co., Inc.	21,999	719,587
Mylan, Inc.*	21,436	364,412
Neogen Corp.*	5,929	205,855
NuPathe, Inc.*	5,990	12,160
NxStage Medical, Inc.*	11,176	233,131
Onyx Pharmaceuticals, Inc.*	4,015	120,490
Optimer Pharmaceuticals, Inc.*	4,229	58,529
OSI Pharmaceuticals, Inc. - rights*	1,570	0
PAREXEL International Corp.*	5,938	112,406
Pfizer, Inc.	51,541	911,245
QLT, Inc.*	31,100	227,341
Questcor Pharmaceuticals, Inc.*	2,325	63,380
Salix Pharmaceuticals Ltd.*	8,732	258,467
Seattle Genetics, Inc.*	7,164	136,546

St. Jude Medical, Inc.	10,998	398,018
SXC Health Solutions Corp.*	3,698	205,979
Thoratec Corp.*	7,038	229,720
UnitedHealth Group, Inc.	9,910	457,049
ViroPharma, Inc.*	3,125	56,469
WellPoint, Inc.	3,220	210,202
		10,688,323
INDUSTRIALS (4.9%)
Acacia Research Corp.*	1,575	56,684
Acco Brands Corp.*	18,089	86,285
Actuant Corp. Cl A	10,026	198,014
Alaska Air Group, Inc.*	3,457	194,595
Ameron International Corp.	4,797	407,457
Astec Industries, Inc.*	5,340	156,355
Astronics Corp. Cl B*	883	24,337
Astronics Corp.*	8,497	240,040
AZZ, Inc.	9,823	380,838
Belden, Inc.	3,455	89,104
Boeing Co.	10,566	639,349
Caterpillar, Inc.	7,729	570,709
Cummins, Inc.	5,365	438,106
EMCOR Group, Inc.*	4,533	92,156
Encore Wire Corp.	11,415	234,921
EnPro Industries, Inc.*	5,044	149,706
Expeditors Int’l. of Wash.	9,856	399,661
FedEx Corp.	5,376	363,848
Force Protection, Inc.*	80,680	310,618
General Electric Co.	62,144	947,075
Genesee & Wyoming, Inc. Cl A*	11,897	553,448
Graham Corp.	7,033	117,029
Healthcare Svcs. Group, Inc.	8,859	142,984
Hub Group, Inc. Cl A*	4,706	133,039
Insperity, Inc.	5,474	121,797
Kaydon Corp.	7,067	202,682
Miller Industries, Inc.	15,918	276,177
Mueller Industries, Inc.	11,785	454,783
Old Dominion Freight Line, Inc.*	17,944	519,838
Precision Castparts Corp.	4,211	654,642
Raven Industries, Inc.	6,250	301,250
RBC Bearings, Inc.*	5,245	178,278
Robbins & Myers, Inc.	7,201	249,947
Robert Half Int’l., Inc.	10,272	217,972
Roper Industries, Inc.	5,584	384,793
Sun Hydraulics Corp.	10,143	206,714
Teledyne Technologies, Inc.*	4,835	236,238
Union Pacific Corp.	3,758	306,916
		11,238,385
INFORMATION TECHNOLOGY (7.4%)
ADPT Corp.*	25,739	68,981
Adtran, Inc.	7,625	201,758
Altera Corp.	4,087	128,863
Anaren, Inc.*	5,872	112,449
Anixter International, Inc.	3,026	143,553
Apple, Inc.*	5,737	2,186,830
Automatic Data Processing, Inc.	6,413	302,373
Ceragon Networks Ltd.*	12,765	121,906
Cirrus Logic, Inc.*	18,715	275,859
Cisco Systems, Inc.	14,262	220,918
CommVault Systems, Inc.*	11,786	436,789
comScore, Inc.*	13,234	223,258
DemandTec, Inc.*	8,135	53,203

EMC Corp.*	15,865	333,006
Emulex Corp.*	20,891	133,702
Forrester Research, Inc.	6,698	217,752
Google, Inc. Cl A*	1,687	867,759
Harris Corp.	2,288	78,181
Informatica Corp.*	10,546	431,859
Int’l. Business Machines Corp.	6,324	1,106,890
Intel Corp.	19,277	411,178
JDA Software Group, Inc.*	4,697	110,098
KLA-Tencor Corp.	7,349	281,320
Lattice Semiconductor Corp.*	29,133	152,948
Littelfuse, Inc.	2,226	89,507
LogMeIn, Inc.*	17,260	573,205
Mercury Computer Systems, Inc.*	13,424	154,376
Microsemi Corp.*	15,884	253,826
Microsoft Corp.	32,624	812,011
MKS Instruments, Inc.	12,462	270,550
Nanometrics, Inc.*	7,800	113,100
NetApp, Inc.*	2,084	70,731
Netlogic Microsystems, Inc.*	6,174	297,031
Oracle Corp.	21,247	610,639
Parametric Technology Corp.*	22,079	339,575
Plexus Corp.*	9,038	204,440
QUALCOMM, Inc.	11,609	564,546
Rackspace Hosting, Inc.*	6,226	212,556
Responsys, Inc.*	14,039	151,340
Richardson Electronics Ltd.	29,032	395,126
RightNow Technologies, Inc.*	8,011	264,764
Rogers Corp.*	5,237	204,924
Salesforce.com, inc.*	4,512	515,631
Sapient Corp.	9,791	99,281
Semtech Corp.*	6,272	132,339
Sourcefire, Inc.*	5,224	139,794
STEC, Inc.*	8,688	88,096
SuccessFactors, Inc.*	6,147	141,320
Super Micro Computer, Inc.*	7,160	89,715
Texas Instruments, Inc.	13,338	355,458
Tibco Software, Inc.*	30,105	674,051
TTM Technologies, Inc.*	12,154	115,585
Websense, Inc.*	12,724	220,125
Yahoo!, Inc.*	11,157	146,826
		16,901,901
MATERIALS (2.4%)
Allied Nevada Gold Corp.*	8,128	291,064
Ball Corp.	8,507	263,887
Boise, Inc.	52,061	269,155
Buckeye Technologies, Inc.	7,203	173,664
Commercial Metals Co.	11,535	109,698
Copper Mountain Mining Corp.*	24,960	100,596
Crown Hldgs., Inc.*	11,533	353,025
CVR Partners LP	6,862	161,463
Dow Chemical Co.	11,438	256,897
Eastman Chemical Co.	6,160	422,145
FMC Corp.	4,898	338,746
Freeport-McMoRan Copper & Gold, Inc.	11,668	355,291
Hecla Mining Co.*	20,865	111,836
Innophos Hldgs., Inc.	15,616	622,610
Kaiser Aluminum Corp.	6,961	308,233
LSB Industries, Inc.*	3,391	97,220
NewMarket Corp.	825	125,293
Silgan Hldgs., Inc.	17,932	658,822

Taseko Mines Ltd.*	13,425	34,234
US Gold Corp.*	108,279	434,199
		5,488,078
TELECOMMUNICATION SERVICES (1.0%)
AboveNet, Inc.	3,944	211,398
Alaska Comm. Systems Group, Inc.	9,884	64,839
American Tower Corp. Cl A*	10,902	586,528
CenturyLink, Inc.	10,002	331,266
Consolidated Comms. Hldgs., Inc.	20,974	378,581
Sprint Nextel Corp.*	95,488	290,284
Verizon Communications, Inc.	12,446	458,013
		2,320,909
UTILITIES (1.4%)
Avista Corp.	11,578	276,135
Black Hills Corp.	5,534	169,562
Dominion Resources, Inc.	9,776	496,328
Edison International	5,654	216,266
Entergy Corp.	1,528	101,291
Idacorp, Inc.	6,155	232,536
Northwest Natural Gas Co.	8,576	378,202
PNM Resources, Inc.	12,831	210,813
PPL Corp.	6,269	178,917
Public Svc. Enterprise Group, Inc.	11,013	367,504
Sempra Energy	5,142	264,813
Unisource Energy Corp.	7,365	265,803
		3,158,170
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $88,555,899) 39.4%		89,533,412

	Shares	Value
ACTIVE ASSETS:
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	556	152,650
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $55,600) 0.1%		152,650

	Rating**	Rate(%)	Maturity	Face Amount
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	1,000,000	999,908
Toyota Motor Credit Corp.	A-1+	0.15	10/12/11	1,600,000	1,599,927
					2,599,835
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,599,835) 1.1%					2,599,835

TOTAL ACTIVE ASSETS (Cost: $91,211,334) 40.6%					92,285,897

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,747,400) 0.8%					1,747,400

TOTAL INVESTMENTS (Cost: $233,788,926) 99.8%					227,184,659

OTHER NET ASSETS 0.2%					505,228

NET ASSETS 100.0%					$227,689,887

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.3%)
Bassett Furniture Industries, Inc.	246,937	1,740,906
CPI Corp.	131,346	814,345
Dillard’s, Inc. Cl A	84,995	3,695,583
Pep Boys - Manny, Moe & Jack	242,541	2,393,880
Rent-A-Center, Inc.	145,798	4,002,155
Shutterfly, Inc.*	51,196	2,108,251
Wolverine World Wide, Inc.	80,484	2,676,093
		17,431,213
CONSUMER STAPLES (1.8%)
Prestige Brands Hldgs., Inc.*	162,810	1,473,431
The Pantry, Inc.*	147,010	1,783,231
Vector Group Ltd.	58,922	1,012,277
		4,268,939
ENERGY (4.6%)
Brigham Exploration Co.*	93,347	2,357,945
Energy XXI (Bermuda) Ltd.*	69,784	1,496,867
Gasco Energy, Inc.*	2,138,110	406,455
Houston American Energy Corp.	78,095	1,074,587
MarkWest Energy Partners LP	30,986	1,423,807
McMoRan Exploration Co.*	420,303	4,173,609
		10,933,270
FINANCIALS (32.5%)
Ashford Hospitality Trust, Inc.	141,797	995,415
Aspen Insurance Hldgs. Ltd.	95,723	2,205,458
Associated Estates Realty Corp.	98,269	1,519,239
BancFirst Corp.	36,557	1,212,230
Bank of Marin Bancorp	23,912	790,052
Banner Corp.	40,417	516,933
Brookline Bancorp, Inc.	254,994	1,966,004
Bryn Mawr Bank Corp.	72,109	1,194,846
Cash America Int’l., Inc.	58,545	2,995,162
Chesapeake Lodging Trust	114,895	1,386,783
Cogdell Spencer, Inc.	139,963	527,661
Colonial Properties Trust	133,963	2,432,768
Dime Community Bancshares	119,831	1,213,888
EastGroup Properties, Inc.	49,299	1,880,264
Ellington Financial LLC	176,181	3,026,790
Equity Lifestyle Properties, Inc.	47,070	2,951,289
FelCor Lodging Trust, Inc.*	768,247	1,790,016
First Interstate BancSytem, Inc.	110,722	1,185,833
First Niagara Financial Group, Inc.	236,738	2,166,153
Flushing Financial Corp.	33,420	360,936
Forest City Enterprises, Inc. Cl A*	185,447	1,976,865
Glacier Bancorp, Inc.	137,239	1,285,929
Highwoods Properties, Inc.	82,762	2,338,854
IBERIABANK Corp.	30,519	1,436,224
Investors Bancorp, Inc.*	125,737	1,588,058
Janus Capital Group, Inc.	211,390	1,268,340
Marlin Business Svcs. Corp.*	128,034	1,357,160
MB Financial, Inc.	89,095	1,311,478
Meadowbrook Insurance Group, Inc.	284,977	2,539,145
Mid-America Apt. Communities, Inc.	16,381	986,464
National Retail Pptys., Inc.	73,573	1,976,907
NBH Hldgs. Co.†	98,458	1,629,480
Northwest Bancshares, Inc.	150,143	1,788,203
Pennsylvania REIT	183,503	1,418,478
PHH Corp.*	100,371	1,613,966
ProAssurance Corp.	47,058	3,389,117
Prosperity Bancshares, Inc.	47,083	1,538,672
S.Y. Bancorp, Inc.	84,989	1,582,495
SeaBright Hldgs., Inc.	270,016	1,944,115
Senior Housing Pptys. Trust	61,042	1,314,845

Signature Bank*	48,822	2,330,274
SVB Financial Group*	57,998	2,145,926
Symetra Financial Corp.	223,856	1,824,426
UMB Financial Corp.	42,166	1,352,685
Urstadt Biddle Properties Cl A	64,884	1,036,197
Westamerica Bancorporation	50,335	1,928,837
		77,220,860
HEALTH CARE (4.4%)
Abiomed, Inc.*	111,464	1,229,448
Allied Healthcare Int’l., Inc.*	482,613	1,853,234
Alphatec Hldgs., Inc.*	364,853	769,840
Conceptus, Inc.*	148,168	1,551,319
Enzon Pharmaceuticals, Inc.*	371,642	2,616,360
QLT, Inc.*	322,950	2,360,765
		10,380,966
INDUSTRIALS (14.8%)
Actuant Corp. Cl A	111,596	2,204,021
Alaska Air Group, Inc.*	38,270	2,154,218
Ameron International Corp.	52,613	4,468,948
AZZ, Inc.	45,356	1,758,452
EMCOR Group, Inc.*	49,773	1,011,885
Encore Wire Corp.	126,600	2,605,428
Force Protection, Inc.*	724,559	2,789,552
Genesee & Wyoming, Inc. Cl A*	75,690	3,521,099
Insperity, Inc.	56,885	1,265,691
Kaydon Corp.	77,208	2,214,325
Miller Industries, Inc.	173,800	3,015,430
Mueller Industries, Inc.	122,052	4,709,987
Old Dominion Freight Line, Inc.*	124,405	3,604,013
		35,323,049
INFORMATION TECHNOLOGY (11.6%)
ADPT Corp.*	266,877	715,230
Anixter International, Inc.	33,810	1,603,946
Cirrus Logic, Inc.*	75,314	1,110,128
CommVault Systems, Inc.*	30,509	1,130,664
comScore, Inc.*	39,964	674,193
DemandTec, Inc.*	88,840	581,014
Emulex Corp.*	220,990	1,414,336
Informatica Corp.*	27,092	1,109,417
LogMeIn, Inc.*	60,350	2,004,224
Microsemi Corp.*	78,695	1,257,546
MKS Instruments, Inc.	65,269	1,416,990
Parametric Technology Corp.*	89,687	1,379,386
Plexus Corp.*	38,456	869,875
Richardson Electronics Ltd.	300,959	4,096,052
Semtech Corp.*	69,852	1,473,877
Tibco Software, Inc.*	198,243	4,438,661
TTM Technologies, Inc.*	135,437	1,288,006
Websense, Inc.*	51,172	885,276
		27,448,821
MATERIALS (10.2%)
Boise, Inc.	539,970	2,791,645
Buckeye Technologies, Inc.	74,695	1,800,896
Commercial Metals Co.	127,737	1,214,779
Copper Mountain Mining Corp.*	198,900	801,627
Crown Hldgs., Inc.*	127,843	3,913,274
Hecla Mining Co.*	146,799	786,843
Innophos Hldgs., Inc.	67,160	2,677,669
Kaiser Aluminum Corp.	75,892	3,360,498
Silgan Hldgs., Inc.	149,949	5,509,127
Taseko Mines Ltd.*	148,970	379,874
US Gold Corp.*	225,793	905,430
		24,141,662
TELECOMMUNICATION SERVICES (1.1%)
Alaska Comm. Systems Group, Inc.	113,197	742,572
Consolidated Comms. Hldgs., Inc.	106,127	1,915,592
		2,658,164

UTILITIES (6.2%)
Avista Corp.	127,493	3,040,708
Black Hills Corp.	58,513	1,792,838
Idacorp, Inc.	67,739	2,559,179
Northwest Natural Gas Co.	45,577	2,009,946
PNM Resources, Inc.	140,275	2,304,718
Unisource Energy Corp.	81,661	2,947,145
		14,654,534
TOTAL COMMON STOCKS (Cost: $217,640,577) 94.5%		224,461,478

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.5%)
Energy XXI (Bermuda) Ltd., 7.25%	4,255	1,168,210
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $425,500) 0.5%		1,168,210

	Rating**	Rate(%)	Maturity	Face Amount
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.7%)
General Electric Capital Corp.	A-1+	0.13	10/14/11	2,000,000	1,999,906
Northern Illinois Gas Co.	A-1+	0.04	10/03/11	3,500,000	3,499,992
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	4,000,000	3,999,633
United Technologies Corp.†	A-1	0.06	10/24/11	4,000,000	3,999,847
					13,499,378
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,499,378) 5.7%					13,499,378

TOTAL INVESTMENTS (Cost: $231,565,455) 100.7%					239,129,066

OTHER NET ASSETS -0.7%					(1,554,622)

NET ASSETS 100.0%					$237,574,444

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.5%)
AFC Enterprises, Inc.*	128,323	1,518,061
American Axle & Mfg. Hldgs., Inc.*	165,021	1,259,110
ANN, Inc.*	45,546	1,040,271
Denny’s Corp.*	582,174	1,938,639
Express, Inc.	125,876	2,554,024
G-III Apparel Group Ltd.*	50,975	1,165,289
Lincoln Educational Svcs. Corp.	188,116	1,521,858
Maidenform Brands, Inc.*	67,408	1,578,021
P.F. Chang’s China Bistro, Inc.	44,514	1,212,561
Pep Boys - Manny, Moe & Jack	200,910	1,982,982
Pinnacle Entertainment, Inc.*	203,395	1,846,827
Shutterfly, Inc.*	82,663	3,404,062
Sotheby’s	27,178	749,297
Steve Madden Ltd.*	78,110	2,351,111
Tenneco, Inc.*	48,877	1,251,740
Tupperware Brands Corp.	32,119	1,726,075
Vera Bradley, Inc.*	31,090	1,120,795
		28,220,723
CONSUMER STAPLES (3.5%)
Darling International, Inc.*	111,621	1,405,308
Diamond Foods, Inc.	17,849	1,424,172
Hain Celestial Group, Inc.*	24,925	761,459
Nu Skin Enterprises, Inc. Cl A	36,015	1,459,328
TreeHouse Foods, Inc.*	38,119	2,357,279
Vector Group Ltd.	72,235	1,240,993
		8,648,539
ENERGY (6.7%)
Abraxas Petroleum Corp.*	302,183	797,763
Brigham Exploration Co.*	112,975	2,853,749
CVR Energy, Inc.*	62,300	1,317,022
Energy XXI (Bermuda) Ltd.*	113,334	2,431,014
Lufkin Industries, Inc.	24,517	1,304,550
MarkWest Energy Partners LP	49,311	2,265,840
McMoRan Exploration Co.*	416,889	4,139,705
Saratoga Resources, Inc.*	265,400	1,356,194
		16,465,837
FINANCIALS (7.9%)
Associated Estates Realty Corp.	99,747	1,542,089
Colonial Properties Trust	105,650	1,918,604
iShares Russell 2000 Growth Index Fund*	19,931	1,464,331
Mid-America Apt. Communities, Inc.	34,042	2,050,009
Northwest Bancshares, Inc.	164,692	1,961,482
OneBeacon Insurance Group Ltd. Cl A	107,099	1,460,830
ProAssurance Corp.	20,026	1,442,273
PS Business Parks, Inc.	25,277	1,252,223
S.Y. Bancorp, Inc.	52,951	985,948
Senior Housing Pptys. Trust	76,476	1,647,293
Signature Bank*	48,336	2,307,077
Stifel Financial Corp.*	52,293	1,388,902
		19,421,061
HEALTH CARE (18.4%)
Abiomed, Inc.*	158,589	1,749,237
Acorda Therapeutics, Inc.*	61,525	1,228,039
Alphatec Hldgs., Inc.*	343,173	724,095
Auxilium Pharmaceuticals, Inc.*	33,039	495,255
Bruker Corp.*	92,419	1,250,429
Cepheid, Inc.*	32,475	1,261,004
Cubist Pharmaceuticals, Inc.*	55,393	1,956,481

Cyberonics, Inc.*	100,090	2,832,547
DexCom, Inc.*	142,001	1,704,012
Emergent Biosolutions, Inc.*	73,213	1,129,677
HMS Hldgs. Corp.*	118,310	2,885,581
Incyte Corp.*	49,799	695,692
Insulet Corp.*	75,607	1,153,763
IPC The Hospitalist Co.*	90,960	3,246,362
Ironwood Pharmaceuticals, Inc.*	34,529	372,913
Medidata Solutions, Inc.*	225,807	3,712,267
Neogen Corp.*	63,599	2,208,157
NuPathe, Inc.*	64,795	131,534
NxStage Medical, Inc.*	119,607	2,495,002
Onyx Pharmaceuticals, Inc.*	46,339	1,390,633
Optimer Pharmaceuticals, Inc.*	48,815	675,600
PAREXEL International Corp.*	63,661	1,205,103
Questcor Pharmaceuticals, Inc.*	24,900	678,774
Salix Pharmaceuticals Ltd.*	93,525	2,768,340
Seattle Genetics, Inc.*	77,023	1,468,058
SXC Health Solutions Corp.*	39,729	2,212,905
Thoratec Corp.*	82,221	2,683,693
ViroPharma, Inc.*	33,600	607,152
		44,922,305
INDUSTRIALS (13.3%)
Acacia Research Corp.*	17,050	613,630
Acco Brands Corp.*	202,781	967,265
Astec Industries, Inc.*	57,223	1,675,489
Astronics Corp. Cl B*	8,505	234,321
Astronics Corp.*	78,313	2,212,342
AZZ, Inc.	59,632	2,311,933
Belden, Inc.	38,798	1,000,600
EnPro Industries, Inc.*	54,755	1,625,128
Genesee & Wyoming, Inc. Cl A*	52,204	2,428,530
Graham Corp.	78,571	1,307,421
Healthcare Svcs. Group, Inc.	100,680	1,624,975
Hub Group, Inc. Cl A*	52,792	1,492,430
Old Dominion Freight Line, Inc.*	78,127	2,263,339
Raven Industries, Inc.	65,950	3,178,790
RBC Bearings, Inc.*	58,578	1,991,066
Robbins & Myers, Inc.	80,154	2,782,145
Sun Hydraulics Corp.	114,107	2,325,501
Teledyne Technologies, Inc.*	53,756	2,626,518
		32,661,423
INFORMATION TECHNOLOGY (24.4%)
Adtran, Inc.	76,961	2,036,388
Anaren, Inc.*	66,320	1,270,028
Ceragon Networks Ltd.*	140,635	1,343,064
Cirrus Logic, Inc.*	128,274	1,890,759
CommVault Systems, Inc.*	97,930	3,629,286
comScore, Inc.*	116,889	1,971,917
Forrester Research, Inc.	76,733	2,494,590
Informatica Corp.*	86,877	3,557,613
JDA Software Group, Inc.*	54,501	1,277,503
Lattice Semiconductor Corp.*	336,867	1,768,552
Littelfuse, Inc.	25,246	1,015,142
LogMeIn, Inc.*	123,843	4,112,826
Mercury Computer Systems, Inc.*	156,489	1,799,624
Microsemi Corp.*	101,652	1,624,399
MKS Instruments, Inc.	76,467	1,660,099
Nanometrics, Inc.*	84,490	1,225,105
Netlogic Microsystems, Inc.*	66,961	3,221,494
Parametric Technology Corp.*	165,386	2,543,637

Plexus Corp.*	60,830	1,375,975
Rackspace Hosting, Inc.*	68,561	2,340,673
Responsys, Inc.*	151,888	1,637,353
RightNow Technologies, Inc.*	93,237	3,081,483
Rogers Corp.*	59,233	2,317,787
Sapient Corp.	108,619	1,101,397
Sourcefire, Inc.*	57,984	1,551,652
STEC, Inc.*	102,526	1,039,614
SuccessFactors, Inc.*	66,426	1,527,134
Super Micro Computer, Inc.*	74,660	935,490
Tibco Software, Inc.*	127,731	2,859,897
Websense, Inc.*	88,473	1,530,583
		59,741,064
MATERIALS (6.4%)
Allied Nevada Gold Corp.*	76,868	2,752,643
CVR Partners LP	74,433	1,751,408
Hecla Mining Co.*	81,575	437,242
Innophos Hldgs., Inc.	83,812	3,341,584
LSB Industries, Inc.*	38,857	1,114,030
NewMarket Corp.	8,875	1,347,846
Silgan Hldgs., Inc.	48,571	1,784,499
US Gold Corp.*	769,699	3,086,493
		15,615,745
TELECOMMUNICATION SERVICES (1.8%)
AboveNet, Inc.	42,316	2,268,138
Consolidated Comms. Hldgs., Inc.	121,619	2,195,223
		4,463,361
UTILITIES (0.8%)
Northwest Natural Gas Co.	46,366	2,044,741

TOTAL COMMON STOCKS (Cost: $216,504,523) 94.7%		232,204,799

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (6.2%)
Colgate-Palmolive Co.†	A-1+	0.03	10/27/11	4,000,000	3,999,913
Northern Illinois Gas Co.	A-1+	0.04	10/03/11	4,000,000	3,999,991
Toyota Motor Credit Corp.	A-1+	0.15	10/12/11	4,000,000	3,999,817
United Technologies Corp.†	A-1	0.06	10/24/11	3,250,000	3,249,876
					15,249,597
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,249,596) 6.2%					15,249,597

TOTAL INVESTMENTS (Cost: $231,754,119) 100.9%					247,454,396

OTHER NET ASSETS -0.9%					(2,154,201)

NET ASSETS 100.0%					$245,300,195

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (9.4%)
AMC Networks, Inc. Cl A*	2,601	83,102
Cablevision Systems Corp. Cl A	10,405	163,671
CBS Corp. Cl B	19,823	403,993
Discovery Communications, Inc. Cl A*	6,026	226,698
Discovery Communications, Inc. Cl C*	5,945	208,967
DreamWorks Animation SKG Cl A*	7,129	129,605
Lamar Advertising Co. Cl A*	9,754	166,111
Newell Rubbermaid, Inc.	26,786	317,950
Penney (J.C.) Co., Inc.	11,595	310,514
Rent-A-Center, Inc.	12,521	343,701
Shutterfly, Inc.*	10,460	430,743
V.F. Corp.	10,322	1,254,329
Whirlpool Corp.	6,068	302,854
		4,342,238
CONSUMER STAPLES (6.1%)
ConAgra Foods, Inc.	32,633	790,371
Dr. Pepper Snapple Group, Inc.	18,290	709,286
J.M. Smucker Co.	7,040	513,146
Ralcorp Hldgs., Inc.*	6,340	486,341
Vector Group Ltd.	17,043	292,791
		2,791,935
ENERGY (6.7%)
Atwood Oceanics, Inc.*	13,380	459,737
McMoRan Exploration Co.*	55,882	554,908
Noble Energy, Inc.	8,725	617,730
Range Resources Corp.	10,621	620,904
Spectra Energy Corp.	18,186	446,103
Unit Corp.*	9,972	368,166
		3,067,548
FINANCIALS (25.9%)
American Financial Group, Inc.	23,401	727,069
Ameriprise Financial, Inc.	16,144	635,428
Annaly Capital Mgmt., Inc.	17,900	297,677
Aon Corp.	13,623	571,894
Associated Banc-Corp.	36,404	338,557
Assurant, Inc.	3,679	131,708
BOK Financial Corp.	12,306	577,028
Boston Properties, Inc.	6,058	539,768
City National Corp.	4,682	176,792
Cullen/Frost Bankers, Inc.	6,131	281,168
DDR Corp.	12,752	138,997
Discover Financial Svcs.	6,265	143,719
Equity Residential	17,622	914,053
Everest Re Group Ltd.	5,907	468,898
Fulton Financial Corp.	41,368	316,465
Genworth Financial, Inc. Cl A*	17,885	102,660
HCC Insurance Hldgs., Inc.	5,270	142,554
Host Hotels & Resorts, Inc.	35,760	391,214
Janus Capital Group, Inc.	32,850	197,100
Legg Mason, Inc.	15,970	410,589
M&T Bank Corp.	2,848	199,075
Marsh & McLennan Cos., Inc.	12,864	341,411
National Retail Pptys., Inc.	17,093	459,289
People’s United Financial, Inc.	42,023	479,062
Principal Financial Grp., Inc.	6,976	158,146
Progressive Corp.	18,618	330,656
ProLogis, Inc.	15,030	364,478
Public Storage	5,302	590,378

Reinsurance Grp. of America, Inc.	8,980	412,631
StanCorp Financial Group, Inc.	13,389	369,135
Vornado Realty Trust	10,209	761,796
		11,969,395
HEALTH CARE (7.8%)
AmerisourceBergen Corp.	18,305	682,227
CIGNA Corp.	11,911	499,547
Forest Laboratories, Inc.*	15,040	463,082
Hospira, Inc.*	9,674	357,938
Humana, Inc.	3,980	289,465
Mednax, Inc.*	6,570	411,545
Mettler-Toledo Int’l., Inc.*	5,191	726,532
Mylan, Inc.*	9,239	157,063
		3,587,399
INDUSTRIALS (8.4%)
Flowserve Corp.	3,023	223,702
General Cable Corp.*	12,211	285,127
ITT Corp.	5,143	216,006
Joy Global, Inc.	6,515	406,406
Kirby Corp.*	14,332	754,436
L-3 Communications Hldgs., Inc.	3,475	215,346
Lincoln Electric Hldgs., Inc.	12,450	361,175
Oshkosh Corp.*	15,991	251,698
Precision Castparts Corp.	6,080	945,197
Timken Co.	7,097	232,924
		3,892,017
INFORMATION TECHNOLOGY (7.4%)
Amdocs Ltd.*	14,072	381,633
Coherent, Inc.*	10,170	436,903
Harris Corp.	7,076	241,787
NCR Corp.*	24,712	417,386
Tech Data Corp.*	11,900	514,437
Teradata Corp.*	13,026	697,282
Tibco Software, Inc.*	19,740	441,979
Xerox Corp.	38,042	265,153
		3,396,560
MATERIALS (7.4%)
Agnico-Eagle Mines Ltd.	7,619	453,483
Crown Hldgs., Inc.*	43,896	1,343,652
Cytec Industries, Inc.	13,998	491,890
Eastman Chemical Co.	7,613	521,719
Steel Dynamics, Inc.	14,364	142,491
Walter Energy, Inc.	7,270	436,273
		3,389,508
TELECOMMUNICATION SERVICES (2.0%)
CenturyLink, Inc.	14,595	483,386
Windstream Corp.	36,802	429,111
		912,497
UTILITIES (13.5%)
Ameren Corp.	22,774	677,982
Atmos Energy Corp.	18,857	611,910
Edison International	19,188	733,941
Entergy Corp.	6,518	432,078
FirstEnergy Corp.	20,317	912,436
GenOn Energy, Inc.*	134,913	375,058
Great Plains Energy, Inc.	28,570	551,401
Integrys Energy Group, Inc.	11,119	540,606
ITC Hldgs. Corp.	10,037	777,165
NV Energy, Inc.	41,978	617,496
		6,230,073
TOTAL COMMON STOCKS (Cost: $45,551,598) 94.6%		43,579,170

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.3%)
General Electric Capital Corp.	A-1+	0.08	11/29/11	1,000,000	999,869
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	1,000,000	999,908
					1,999,777
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,999,777) 4.3%					1,999,777

TOTAL INVESTMENTS (Cost: $47,551,375) 98.9%					45,578,947

OTHER NET ASSETS 1.1%					528,445

NET ASSETS 100.0%					$46,107,392

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.6%)
99 Cents Only Stores*	20,087	370,003
Aaron’s, Inc.	36,252	915,363
Advance Auto Parts, Inc.	33,480	1,945,188
Aeropostale, Inc.*	36,184	391,149
AMC Networks, Inc. Cl A*	26,917	859,998
American Eagle Outfitters, Inc.	86,316	1,011,624
American Greetings Corp. Cl A	18,644	344,914
ANN, Inc.*	23,882	545,465
Ascena Retail Group, Inc.*	33,178	898,128
Bally Technologies, Inc.*	20,556	554,601
Barnes & Noble, Inc.	18,946	224,131
Bob Evans Farms, Inc.	13,879	395,829
BorgWarner, Inc.*	49,865	3,018,328
Brinker International, Inc.	38,732	810,273
Career Education Corp.*	27,377	357,270
Cheesecake Factory, Inc.*	25,954	639,766
Chico’s FAS, Inc.	79,365	907,142
Collective Brands, Inc.*	27,723	359,290
Deckers Outdoor Corp.*	17,801	1,660,121
Dick’s Sporting Goods, Inc.*	44,012	1,472,642
Dollar Tree, Inc.*	56,610	4,251,977
DreamWorks Animation SKG Cl A*	32,311	587,414
Eastman Kodak Co.*	128,697	100,397
Foot Locker, Inc.	69,560	1,397,460
Fossil, Inc.*	23,847	1,933,038
Gentex Corp.	64,923	1,561,398
Guess?, Inc.	30,517	869,429
Hanesbrands, Inc.*	43,869	1,097,164
International Speedway Corp. Cl A	13,123	299,729
ITT Educational Svcs., Inc.*	9,499	546,952
KB Home	32,529	190,620
Lamar Advertising Co. Cl A*	27,136	462,126
Life Time Fitness, Inc.*	19,513	719,054
LKQ Corp.*	67,658	1,634,617
Matthews International Corp. Cl A	13,636	419,443
MDC Hldgs., Inc.	17,522	296,823
Meredith Corp.	17,197	389,340
Mohawk Industries, Inc.*	26,953	1,156,553
New York Times Co. Cl A*	55,399	321,868
NVR, Inc.*	2,574	1,554,645
Office Depot, Inc.*	130,057	267,917
Panera Bread Co. Cl A*	14,084	1,463,891
PetSmart, Inc.	52,404	2,235,031
Polaris Industries, Inc.	31,953	1,596,691
PVH Corp.	31,055	1,808,643
RadioShack Corp.	45,963	534,090
Regis Corp.	26,545	374,019
Rent-A-Center, Inc.	28,304	776,945
Ryland Group, Inc.	20,534	218,687
Saks, Inc.*	72,969	638,479
Scholastic Corp.	11,748	329,296
Scientific Games Corp. Cl A*	27,288	194,291

Service Corp. International	109,089	999,255
Sotheby’s	30,702	846,454
Strayer Education, Inc.	5,403	414,248
The Warnaco Group, Inc.*	19,644	905,392
The Wendy’s Co.	140,048	642,820
Thor Industries, Inc.	20,327	450,243
Toll Brothers, Inc.*	68,369	986,565
Tractor Supply Co.	32,703	2,045,573
Tupperware Brands Corp.	29,075	1,562,491
Under Armour, Inc. Cl A*	16,584	1,101,343
Valassis Communications, Inc.*	21,643	405,590
Wiley (John) & Sons, Inc. Cl A	21,752	966,224
Williams-Sonoma, Inc.	47,853	1,473,394
WMS Industries, Inc.*	25,391	446,628
		61,155,472
CONSUMER STAPLES (5.1%)
BJ’s Wholesale Club, Inc.*	25,545	1,308,926
Church & Dwight Co., Inc.	67,913	3,001,755
Corn Products Int’l., Inc.	35,426	1,390,116
Energizer Hldgs., Inc.*	31,250	2,076,250
Flowers Foods, Inc.	52,557	1,022,759
Green Mountain Coffee Roasters, Inc.*	60,723	5,643,600
Hansen Natural Corp.*	35,577	3,105,516
Lancaster Colony Corp.	9,223	562,695
Ralcorp Hldgs., Inc.*	25,934	1,989,397
Ruddick Corp.	22,549	879,186
Smithfield Foods, Inc.*	76,782	1,497,249
Tootsie Roll Industries, Inc.	11,402	275,016
Universal Corp.	10,700	383,702
		23,136,167
ENERGY (6.3%)
Arch Coal, Inc.	97,740	1,425,049
Atwood Oceanics, Inc.*	26,048	895,009
Bill Barrett Corp.*	22,040	798,730
CARBO Ceramics, Inc.	9,044	927,281
Cimarex Energy Co.	39,071	2,176,255
Comstock Resources, Inc.*	21,550	333,163
Dresser-Rand Group, Inc.*	36,138	1,464,673
Dril-Quip, Inc.*	15,551	838,354
Energen Corp.	32,936	1,346,753
Exterran Hldgs., Inc.*	29,068	282,541
Forest Oil Corp.*	51,006	734,486
Helix Energy Solutions Group*	48,464	634,878
HollyFrontier Corp.	98,156	2,573,650
Northern Oil and Gas, Inc.*	28,049	543,870
Oceaneering Int’l., Inc.	50,774	1,794,353
Oil States International, Inc.*	23,257	1,184,246
Overseas Shipholding Group, Inc.	12,341	169,565
Patriot Coal Corp.*	44,892	379,786
Patterson-UTI Energy, Inc.	72,447	1,256,231
Plains Exploration & Production Co.*	63,665	1,445,832
Quicksilver Resources, Inc.*	54,073	409,873
SM Energy Co.	28,864	1,750,602
Southern Union Co.	57,946	2,350,869
Superior Energy Services, Inc.*	36,656	961,853
Tidewater, Inc.	23,859	1,003,271

Unit Corp.*	18,996	701,332
		28,382,505
FINANCIALS (18.8%)
Affiliated Managers Group, Inc.*	23,674	1,847,756
Alexandria Real Estate Equities, Inc.	28,764	1,765,822
American Campus Communities, Inc.	32,103	1,194,553
American Financial Group, Inc.	36,091	1,121,347
Apollo Investment Corp.	89,784	675,176
Aspen Insurance Hldgs. Ltd.	31,943	735,967
Associated Banc-Corp.	79,402	738,439
Astoria Financial Corp.	40,153	308,777
BancorpSouth, Inc.	33,964	298,204
Bank of Hawaii Corp.	21,653	788,169
Berkley (W.R.) Corp.	53,084	1,576,064
BRE Properties, Inc.	34,979	1,481,011
Brown & Brown, Inc.	54,101	962,998
Camden Property Trust	34,198	1,889,781
Cathay General Bancorp	36,333	413,470
City National Corp.	21,733	820,638
Commerce Bancshares, Inc.	36,014	1,251,486
Corporate Office Pptys. Trust	32,755	713,404
Cousins Properties, Inc.	47,606	278,495
Cullen/Frost Bankers, Inc.	28,053	1,286,511
Duke Realty Corp.	116,114	1,219,197
East West Bancorp, Inc.	68,868	1,026,822
Eaton Vance Corp.	52,871	1,177,437
Equity One, Inc.	27,229	431,852
Essex Property Trust, Inc.	15,270	1,833,011
Everest Re Group Ltd.	25,186	1,999,265
Federal Realty Investment Trust	29,199	2,406,290
Fidelity Nat’l. Financial, Inc. Cl A	104,743	1,589,999
First American Financial Corp.	47,726	610,893
First Niagara Financial Group, Inc.	138,380	1,266,177
FirstMerit Corp.	50,651	575,395
Fulton Financial Corp.	92,457	707,296
Gallagher (Arthur J.) & Co.	51,580	1,356,554
Greenhill & Co., Inc.	14,039	401,375
Hancock Hldg. Co.	39,243	1,050,928
Hanover Insurance Group, Inc.	21,119	749,725
HCC Insurance Hldgs., Inc.	50,420	1,363,861
Highwoods Properties, Inc.	33,260	939,928
Home Properties, Inc.*	21,220	1,204,447
Hospitality Properties Trust	55,567	1,179,687
International Bancshares Corp.	24,223	318,532
Jefferies Group, Inc.	66,909	830,341
Jones Lang LaSalle, Inc.	19,768	1,024,180
Kemper Corp.	22,778	545,761
Liberty Property Trust	53,195	1,548,506
Mack-Cali Realty Corp.	40,113	1,073,023
Mercury General Corp.	16,731	641,634
MSCI, Inc. Cl A*	57,485	1,743,520
New York Community Bancorp, Inc.	205,011	2,439,631
Old Republic Int’l. Corp.	116,097	1,035,585
OMEGA Healthcare Investors, Inc.	46,406	739,248
Potlatch Corp.	18,490	582,805
Prosperity Bancshares, Inc.	22,030	719,940

Protective Life Corp.	38,422	600,536
Raymond James Financial, Inc.	46,233	1,200,209
Rayonier, Inc.	56,459	2,077,127
Realty Income Corp.	59,168	1,907,576
Regency Centers Corp.	41,450	1,464,429
Reinsurance Grp. of America, Inc.	34,988	1,607,699
SEI Investments Co.	68,574	1,054,668
Senior Housing Pptys. Trust	70,977	1,528,845
SL Green Realty Corp	38,347	2,229,878
StanCorp Financial Group, Inc.	20,659	569,569
SVB Financial Group*	20,035	741,295
Synovus Financial Corp.	357,920	382,974
Taubman Centers, Inc.	26,311	1,323,706
TCF Financial Corp.	71,784	657,541
The Macerich Co.	60,653	2,585,637
Transatlantic Hldgs., Inc.	29,805	1,446,139
Trustmark Corp.	29,155	529,163
UDR, Inc.	101,498	2,247,166
Valley National Bancorp	78,401	830,267
Waddell & Reed Financial, Inc. Cl A	38,047	951,555
Washington Federal, Inc.	51,288	653,409
Webster Financial Corp.	33,798	517,109
Weingarten Realty Investors	55,396	1,172,733
Westamerica Bancorporation	13,028	499,233
		85,259,376
HEALTH CARE (11.4%)
Allscripts Healthcare Solutions, Inc.*	86,705	1,562,424
AMERIGROUP Corp.*	23,634	921,962
Bio-Rad Laboratories, Inc. Cl A*	9,121	827,913
Catalyst Health Solutions, Inc.*	23,289	1,343,542
Charles River Laboratories Int’l., Inc.*	23,934	684,991
Community Health Systems, Inc.*	41,859	696,534
Cooper Companies, Inc.	21,533	1,704,337
Covance, Inc.*	27,943	1,270,009
Endo Pharmaceuticals Hldgs., Inc.*	54,121	1,514,847
Gen-Probe, Inc.*	22,124	1,266,599
Health Management Associates, Inc. Cl A*	115,711	800,720
Health Net, Inc.*	40,248	954,280
Hill-Rom Hldgs., Inc.	27,854	836,177
Hologic, Inc.*	122,026	1,856,015
IDEXX Laboratories, Inc.*	26,694	1,841,085
Kindred Healthcare, Inc.*	23,740	204,639
Kinetic Concepts, Inc.*	29,211	1,924,713
LifePoint Hospitals, Inc.*	23,963	878,004
Lincare Hldgs., Inc.	43,303	974,318
Masimo Corp.	27,987	605,919
Medicis Pharmaceutical Corp. Cl A	29,267	1,067,660
Mednax, Inc.*	22,579	1,414,349
Mettler-Toledo Int’l., Inc.*	14,680	2,054,613
Omnicare, Inc.	53,310	1,355,673
Owens & Minor, Inc.	29,208	831,844
Perrigo Co.	42,258	4,103,674
Pharmaceutical Product Development, Inc.	53,178	1,364,547
ResMed, Inc.*	70,831	2,039,224
Schein (Henry), Inc.*	42,581	2,640,448
Steris Corp.	27,517	805,423

Techne Corp.	17,318	1,177,797
Teleflex, Inc.	18,800	1,010,876
Thoratec Corp.*	27,847	908,926
United Therapeutics Corp.*	24,336	912,357
Universal Health Svcs., Inc. Cl B	45,065	1,532,210
VCA Antech, Inc.*	40,438	646,199
Vertex Pharmaceuticals, Inc.*	97,334	4,335,256
WellCare Health Plans, Inc.*	19,995	759,410
		51,629,514
INDUSTRIALS (14.0%)
Acuity Brands, Inc.	20,750	747,830
AECOM Technology Corp.*	57,549	1,016,891
AGCO Corp.*	45,544	1,574,456
Alaska Air Group, Inc.*	16,687	939,311
Alexander & Baldwin, Inc.	19,326	705,979
Alliant TechSystems, Inc.	15,144	825,499
AMETEK, Inc.	74,631	2,460,584
BE Aerospace, Inc.*	46,770	1,548,555
Carlisle Cos., Inc.	28,349	903,766
Clean Harbors, Inc.*	21,955	1,126,292
Con-way, Inc.	25,624	567,059
Copart, Inc.*	26,901	1,052,367
Corporate Executive Board Co.	16,156	481,449
Corrections Corp. of America*	49,300	1,118,617
Crane Co.	22,435	800,705
Deluxe Corp.	23,485	436,821
Donaldson Co., Inc.	34,836	1,909,013
Esterline Technologies Corp.*	14,128	732,396
FTI Consulting, Inc.*	19,187	706,273
Gardner Denver, Inc.	23,911	1,519,544
GATX Corp.	21,909	678,960
General Cable Corp.*	24,164	564,229
Graco, Inc.	28,047	957,525
Granite Construction, Inc.	16,377	307,396
Harsco Corp.	36,674	711,109
HNI Corp.	20,352	389,334
Hubbell, Inc. Cl B	28,195	1,396,780
Hunt (J.B.) Transport Svcs., Inc.	43,667	1,577,252
Huntington Ingalls Industries, Inc.*	22,671	551,585
IDEX Corp.	38,163	1,189,159
JetBlue Airways Corp*	92,370	378,717
Kansas City Southern*	50,534	2,524,679
KBR, Inc.	70,267	1,660,409
Kennametal, Inc.	36,855	1,206,633
Kirby Corp.*	25,726	1,354,217
Korn/Ferry International*	21,704	264,572
Landstar System, Inc.	22,332	883,454
Lennox International, Inc.	23,968	617,895
Lincoln Electric Hldgs., Inc.	38,481	1,116,334
Manpower, Inc.	36,908	1,240,847
Miller (Herman), Inc.	26,985	481,952
Mine Safety Appliances Co.	13,901	374,771
MSC Industrial Direct Co., Inc. Cl A	21,531	1,215,640
Nordson Corp.	27,357	1,087,167
Oshkosh Corp.*	41,106	647,008
Pentair, Inc.	44,933	1,438,305

Regal-Beloit Corp.	19,159	869,435
Rollins, Inc.	30,093	563,040
Shaw Group, Inc.*	33,899	736,964
SPX Corp.	23,172	1,049,923
Terex Corp.*	50,088	513,903
The Brink’s Co.	21,362	497,948
Thomas & Betts Corp.*	24,480	976,997
Timken Co.	38,442	1,261,666
Towers Watson & Co. Cl A	23,989	1,434,062
Trinity Industries, Inc.	36,359	778,446
Triumph Group, Inc.	17,635	859,530
United Rentals, Inc.*	27,918	470,139
URS Corp.*	36,960	1,096,234
UTI Worldwide, Inc.	46,816	610,481
Valmont Industries, Inc.	10,450	814,473
Wabtec Corp.	22,130	1,170,013
Waste Connections, Inc.	53,814	1,819,989
Watsco, Inc.	13,256	677,382
Werner Enterprises, Inc.	20,650	430,140
Woodward, Inc.	27,186	744,896
		63,364,997
INFORMATION TECHNOLOGY (15.5%)
ACI Worldwide, Inc.*	15,395	423,978
Acxiom Corp.*	38,243	406,906
Adtran, Inc.	30,486	806,660
Advent Software, Inc.*	15,085	314,522
Alliance Data Systems Corp.*	23,245	2,154,812
ANSYS, Inc.*	42,429	2,080,718
AOL, Inc.*	48,173	578,076
Arrow Electronics, Inc.*	51,538	1,431,726
Atmel Corp.*	209,374	1,689,648
Avnet, Inc.*	68,702	1,791,748
Broadridge Financial Solutions, Inc.	56,228	1,132,432
Cadence Design Systems, Inc.*	124,161	1,147,248
Ciena Corp.*	48,093	538,642
Concur Technologies, Inc.*	21,456	798,592
Convergys Corp.*	54,954	515,469
CoreLogic, Inc.*	48,830	521,016
Cree, Inc.*	54,381	1,412,818
Cypress Semiconductor Corp.*	81,167	1,215,070
Diebold, Inc.	29,624	814,956
Digital River, Inc.*	18,254	378,405
DST Systems, Inc.	16,099	705,619
Equinix, Inc.*	21,264	1,888,881
FactSet Research Systems, Inc.	21,273	1,892,659
Fair Isaac Corp.	17,956	391,979
Fairchild Semiconductor Int’l., Inc.*	56,933	614,876
Gartner, Inc.*	43,258	1,508,406
Global Payments, Inc.	37,362	1,509,051
Henry (Jack) & Associates, Inc.	40,271	1,167,054
Informatica Corp.*	49,614	2,031,693
Ingram Micro, Inc. Cl A*	72,130	1,163,457
Integrated Device Technology, Inc.*	68,372	352,116
International Rectifier Corp.*	32,166	598,931
Intersil Corp. Cl A	57,057	587,117
Itron, Inc.*	18,732	552,594

Lam Research Corp.*	57,948	2,200,865
Lender Processing Svcs., Inc.	38,427	526,066
ManTech International Corp. Cl A	10,793	338,684
Mentor Graphics Corp.*	43,148	415,084
Micros Systems, Inc.*	37,258	1,635,999
National Instruments Corp.	43,105	985,380
NCR Corp.*	71,324	1,204,662
NeuStar, Inc. Cl A*	33,486	841,838
Parametric Technology Corp.*	54,207	833,704
Plantronics, Inc.	21,738	618,446
Polycom, Inc.*	86,632	1,591,430
QLogic Corp.*	47,662	604,354
Quest Software, Inc.*	26,594	422,313
Rackspace Hosting, Inc.*	46,659	1,592,938
RF Micro Devices, Inc.*	122,881	779,066
Riverbed Technology, Inc.*	74,027	1,477,579
Rovi Corp.*	51,453	2,211,450
Semtech Corp.*	30,356	640,512
Silicon Laboratories, Inc.*	20,186	676,433
Skyworks Solutions, Inc.*	87,017	1,561,085
Solera Hldgs., Inc.	33,317	1,682,509
Synopsys, Inc.*	66,582	1,621,938
Tech Data Corp.*	19,743	853,490
Tibco Software, Inc.*	74,211	1,661,584
Trimble Navigation Ltd.*	57,471	1,928,152
ValueClick, Inc.*	36,695	570,974
Varian Semiconductor Equipment Assocs., Inc.*	35,257	2,155,966
VeriFone Hldgs., Inc.*	47,211	1,653,329
Vishay Intertechnology, Inc.*	74,222	620,496
Zebra Technologies Corp. Cl A*	25,368	784,886
		69,809,087
MATERIALS (6.1%)
Albemarle Corp.	42,551	1,719,060
AptarGroup, Inc.	30,925	1,381,420
Ashland, Inc.	35,261	1,556,421
Cabot Corp.	30,480	755,294
Carpenter Technology Corp.	19,458	873,470
Commercial Metals Co.	52,598	500,207
Compass Minerals Int’l., Inc.	15,492	1,034,556
Cytec Industries, Inc.	22,450	788,893
Domtar Corp.	18,385	1,253,305
Greif, Inc. Cl A	14,167	607,623
Intrepid Potash, Inc.*	24,358	605,783
Louisiana-Pacific Corp.*	61,982	316,108
Martin Marietta Materials, Inc.	20,975	1,326,040
Minerals Technologies, Inc.	8,279	407,906
NewMarket Corp.	5,041	765,577
Olin Corp.	37,344	672,565
Packaging Corp. of America	45,355	1,056,772
Reliance Steel & Aluminum Co.	34,466	1,172,189
Rock-Tenn Co. Cl A	32,944	1,603,714
RPM International, Inc.	60,140	1,124,618
Scotts Miracle-Gro Co. Cl A	21,122	942,041
Sensient Technologies Corp.	23,048	750,212
Silgan Hldgs., Inc.	23,155	850,715
Sonoco Products Co.	45,939	1,296,858

Steel Dynamics, Inc.	98,293	975,067
Temple-Inland, Inc.	50,825	1,594,380
Valspar Corp.	43,227	1,349,115
Worthington Industries, Inc.	24,914	348,049
		27,627,958
TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	42,329	899,491
tw telecom inc*	69,930	1,155,244
		2,054,735
UTILITIES (6.4%)
AGL Resources, Inc.	36,174	1,473,729
Alliant Energy Corp.	50,993	1,972,409
Aqua America, Inc.	63,888	1,378,064
Atmos Energy Corp.	41,736	1,354,333
Black Hills Corp.	18,141	555,840
Cleco Corp.	27,852	950,867
DPL, Inc.	55,111	1,661,046
Great Plains Energy, Inc.	62,387	1,204,069
Hawaiian Electric Industries, Inc.	43,977	1,067,762
Idacorp, Inc.	22,248	840,529
MDU Resources Group	85,994	1,650,225
National Fuel Gas Co.	38,456	1,872,038
NSTAR	47,608	2,133,314
NV Energy, Inc.	108,308	1,593,211
OGE Energy Corp.	45,070	2,153,895
PNM Resources, Inc.	39,721	652,616
Questar Corp.	81,846	1,449,493
UGI Corp.	51,761	1,359,761
Vectren Corp.	37,673	1,020,185
Westar Energy, Inc.	53,229	1,406,310
WGL Hldgs., Inc.	23,571	920,919
		28,670,615
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $451,150,377) 97.7%		441,090,426

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	0.08	10/27/11	1,800,000	1,799,902
COMMERCIAL PAPER (2.0%)
Northern Illinois Gas Co.	A-1+	0.04	10/03/11	3,000,000	2,999,993
Toyota Motor Credit Corp.	A-1+	0.10	10/20/11	3,000,000	2,999,842
United Technologies Corp.†	A-1	0.06	10/24/11	3,000,000	2,999,885
					8,999,720
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,799,622) 2.4%					10,799,622

TEMPORARY CASH INVESTMENTS (2) (Cost: $469,500) 0.1%					469,500

TOTAL INVESTMENTS (Cost: $462,419,499) 100.2%					452,359,548

OTHER NET ASSETS -0.2%					(1,105,614)

NET ASSETS 100.0%					$451,253,934

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (97.7%)
iShares MSCI EAFE Growth Index Fund	95,071	4,739,290
iShares MSCI EAFE Index Fund	135,846	6,486,647
iShares MSCI EAFE Value Index Fund	118,890	4,932,746
Vanguard MSCI EAFE ETF	955,471	28,826,560
Vanguard MSCI Europe ETF	218,835	8,891,266
Vanguard MSCI Pacific ETF	103,559	5,018,469
		58,894,978
TOTAL COMMON STOCKS (Cost: $65,806,642) 97.7%		58,894,978

	Rating**	Rate(%)	Maturity	Face Amount
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.7%)
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	1,000,000	999,908

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $999,908) 1.7%					999,908

TOTAL INVESTMENTS (Cost: $66,806,550) 99.4%					59,894,886

OTHER NET ASSETS 0.6%					354,573

NET ASSETS 100.0%					$60,249,459

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Abercrombie & Fitch Co. Cl A	6,130	377,363
Amazon.com, Inc.*	6,415	1,387,115
Darden Restaurants, Inc.	9,505	406,339
Discovery Communications, Inc. Cl A*	8,599	323,494
Disney (Walt) Co.	25,533	770,075
Ford Motor Co.*	47,968	463,851
Johnson Controls, Inc.	9,312	245,557
Macy’s, Inc	17,626	463,916
Starbucks Corp.	37,714	1,406,355
Target Corp.	7,079	347,154
Time Warner Cable, Inc.	9,549	598,436
Time Warner, Inc.	16,076	481,798
Urban Outfitters, Inc.*	11,508	256,859
Viacom, Inc. Cl B	18,234	706,385
		8,234,697
CONSUMER STAPLES (6.3%)
Dr. Pepper Snapple Group, Inc.	20,556	797,162
Estee Lauder Cos., Inc. Cl A	7,300	641,232
J.M. Smucker Co.	10,333	753,172
Kraft Foods, Inc. Cl A	9,130	306,585
Lorillard, Inc.	5,479	606,525
PepsiCo, Inc.	17,531	1,085,169
Philip Morris Int’l., Inc.	20,441	1,275,110
Proctor & Gamble Co.	28,418	1,795,449
Tyson Foods, Inc. Cl A	43,674	758,181
Wal-Mart Stores, Inc.	31,370	1,628,103
		9,646,688
ENERGY (6.9%)
Apache Corp.	8,426	676,102
Chevron Corp.	11,238	1,039,740
ConocoPhillips	23,783	1,505,940
Exxon Mobil Corp.	45,484	3,303,503
Halliburton Co.	28,019	855,140
Hess Corp.	8,150	427,549
National Oilwell Varco, Inc.	12,603	645,526
Noble Energy, Inc.	10,789	763,861
Occidental Petroleum Corp.	13,269	948,734
Range Resources Corp.	7,078	413,780
		10,579,875
FINANCIALS (7.1%)
Aon Corp.	8,206	344,488
Bank of America Corp.	93,887	574,588
BB&T Corp.	25,940	553,300
Berkshire Hathaway, Inc. Cl B*	15,664	1,112,771
Capital One Financial Corp.	25,468	1,009,297
Citigroup, Inc.	24,722	633,378
Franklin Resources, Inc.	3,272	312,934
Goldman Sachs Group, Inc.	8,762	828,447
JPMorgan Chase & Co.	56,291	1,695,485
MetLife, Inc.	25,576	716,384
PNC Financial Svcs. Grp., Inc.	11,413	549,992
Simon Property Group, Inc.	9,118	1,002,798
Wells Fargo & Co.	69,531	1,677,088
		11,010,950
HEALTH CARE (6.4%)
Abbott Laboratories	21,519	1,100,482
Celgene Corp.*	11,824	732,142

Express Scripts, Inc.*	7,221	267,682
Forest Laboratories, Inc.*	16,940	521,583
Gilead Sciences, Inc.*	28,547	1,107,624
McKesson Corp.	9,738	707,953
Merck & Co., Inc.	39,168	1,281,185
Mylan, Inc.*	38,191	649,247
Pfizer, Inc.	88,677	1,567,809
St. Jude Medical, Inc.	19,600	709,324
UnitedHealth Group, Inc.	17,636	813,372
WellPoint, Inc.	5,721	373,467
		9,831,870
INDUSTRIALS (5.7%)
Boeing Co.	18,817	1,138,617
Caterpillar, Inc.	13,700	1,011,608
Cummins, Inc.	9,556	780,343
Expeditors Int’l. of Wash.	17,554	711,815
FedEx Corp.	9,571	647,765
General Electric Co.	110,675	1,686,687
Precision Castparts Corp.	7,503	1,166,416
Robert Half Int’l., Inc.	18,247	387,201
Roper Industries, Inc.	9,895	681,864
Union Pacific Corp.	6,694	546,699
		8,759,015
INFORMATION TECHNOLOGY (10.3%)
Altera Corp.	7,187	226,606
Apple, Inc.*	10,220	3,895,658
Automatic Data Processing, Inc.	11,422	538,547
Cisco Systems, Inc.	25,505	395,072
EMC Corp.*	28,239	592,737
Google, Inc. Cl A*	3,006	1,546,226
Harris Corp.	4,066	138,935
Int’l. Business Machines Corp.	11,258	1,970,488
Intel Corp.	33,893	722,938
KLA-Tencor Corp.	13,095	501,277
Microsoft Corp.	58,119	1,446,582
NetApp, Inc.*	3,702	125,646
Nortel Networks Corp.*	6,040	160
Oracle Corp.	37,839	1,087,493
QUALCOMM, Inc.	20,694	1,006,349
Salesforce.com, inc.*	8,036	918,354
Texas Instruments, Inc.	23,756	633,097
Yahoo!, Inc.*	19,883	261,660
		16,007,825
MATERIALS (1.9%)
Ball Corp.	15,144	469,767
Dow Chemical Co.	20,378	457,690
Eastman Chemical Co.	10,979	752,391
FMC Corp.	8,725	603,421
Freeport-McMoRan Copper & Gold, Inc.	20,787	632,964
		2,916,233
TELECOMMUNICATION SERVICES (1.9%)
American Tower Corp. Cl A*	19,306	1,038,663
CenturyLink, Inc.	17,770	588,542
Sprint Nextel Corp.*	167,875	510,340
Verizon Communications, Inc.	21,491	790,869
		2,928,414
UTILITIES (1.9%)
Dominion Resources, Inc.	17,411	883,956
Edison International	10,069	385,139
Entergy Corp.	2,723	180,508
PPL Corp.	11,172	318,849

Public Svc. Enterprise Group, Inc.	19,623	654,820
Sempra Energy	9,159	471,689
		2,894,961
TOTAL COMMON STOCKS (Cost: $83,553,119) 53.7%		82,810,528

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (5.9%)
U.S. Treasury Strip	AA+	0.00	08/15/21	300,000	243,431
U.S. Treasury Strip	AA+	0.00	11/15/21	11,050,000	8,876,261
					9,119,692
U.S. GOVERNMENT AGENCIES (15.2%)
MORTGAGE-BACKED OBLIGATIONS (15.2%)
FHARM	AA+	4.64	09/01/39	227,202	243,318
FHARM	AA+	5.22	04/01/37	223,828	237,818
FHARM	AA+	5.24	02/01/36	169,063	181,001
FHARM	AA+	5.43	05/01/37	257,479	277,032
FHARM	AA+	5.77	03/01/37	132,319	143,431
FHLMC	AA+	4.00	02/01/25	274,584	289,236
FHLMC	AA+	4.00	07/01/41	399,264	419,333
FHLMC	AA+	4.50	08/01/34	259,079	275,975
FHLMC	AA+	4.50	08/15/35	212,943	229,450
FHLMC	AA+	5.00	02/01/26	123,441	133,277
FHLMC	AA+	5.50	01/15/32	190,000	203,888
FHLMC	AA+	5.50	07/01/32	245,711	267,648
FHLMC	AA+	6.00	03/15/32	185,165	206,083
FNMA	AA+	4.00	05/01/19	132,665	141,177
FNMA	AA+	4.00	10/01/30	573,970	608,694
FNMA	AA+	4.00	05/01/35	351,384	371,951
FNMA	AA+	4.50	05/01/18	178,640	191,357
FNMA	AA+	4.50	05/01/30	373,802	400,055
FNMA	AA+	4.50	04/01/31	340,103	364,086
FNMA	AA+	4.50	08/01/33	274,468	293,137
FNMA	AA+	4.50	09/01/33	458,704	489,906
FNMA	AA+	4.50	06/01/34	299,166	319,282
FNMA	AA+	4.50	08/01/35	382,788	408,048
FNMA	AA+	4.50	12/01/35	318,993	340,044
FNMA	AA+	4.50	05/01/39	382,407	406,208
FNMA	AA+	4.50	05/01/39	309,232	328,479
FNMA	AA+	4.50	05/01/40	436,277	474,593
FNMA	AA+	5.00	04/01/18	358,961	388,385
FNMA	AA+	5.00	06/01/33	422,644	456,777
FNMA	AA+	5.00	09/01/33	247,783	267,793
FNMA	AA+	5.00	10/01/33	298,554	322,665
FNMA	AA+	5.00	11/01/33	823,846	890,380
FNMA	AA+	5.00	11/01/33	278,916	301,442
FNMA	AA+	5.00	03/01/34	131,569	142,195
FNMA	AA+	5.00	04/01/34	149,925	161,986
FNMA	AA+	5.00	09/01/35	205,158	221,502
FNMA	AA+	5.00	11/25/35	300,000	339,949
FNMA	AA+	5.00	05/01/39	375,648	412,854
FNMA	AA+	5.50	04/01/17	23,496	25,510
FNMA	AA+	5.50	05/01/17	13,807	14,991
FNMA	AA+	5.50	06/01/17	5,337	5,794
FNMA	AA+	5.50	07/01/33	296,584	324,175
FNMA	AA+	5.50	10/01/33	531,054	580,458
FNMA	AA+	5.50	03/01/34	100,321	109,654
FNMA	AA+	5.50	05/01/34	770,348	841,533
FNMA	AA+	5.50	07/01/34	184,773	201,848

FNMA	AA+	5.50	09/01/34	355,920	388,921
FNMA	AA+	5.50	09/01/34	204,797	223,722
FNMA	AA+	5.50	10/01/34	151,477	165,475
FNMA	AA+	5.50	02/01/35	216,810	236,845
FNMA	AA+	5.50	02/01/35	171,971	187,755
FNMA	AA+	5.50	04/01/35	253,147	276,382
FNMA	AA+	5.50	08/01/35	105,994	115,722
FNMA	AA+	5.50	07/01/36	274,214	299,553
FNMA	AA+	5.50	08/01/37	113,079	123,034
FNMA	AA+	5.50	11/01/38	152,805	163,917
FNMA	AA+	5.50	06/01/48	159,295	171,775
FNMA	AA+	6.00	03/01/17	10,519	11,443
FNMA	AA+	6.00	05/01/23	79,170	88,133
FNMA	AA+	6.00	03/01/32	10,517	11,681
FNMA	AA+	6.00	04/01/32	60,306	66,981
FNMA	AA+	6.00	04/01/32	36,787	40,859
FNMA	AA+	6.00	05/01/32	55,464	61,603
FNMA	AA+	6.00	04/01/33	212,848	236,407
FNMA	AA+	6.00	05/01/33	147,636	163,885
FNMA	AA+	6.00	06/01/34	127,548	141,307
FNMA	AA+	6.00	09/01/34	63,229	70,050
FNMA	AA+	6.00	10/01/34	120,538	133,541
FNMA	AA+	6.00	11/01/34	139,872	154,961
FNMA	AA+	6.00	12/01/36	213,027	234,610
FNMA	AA+	6.00	01/01/37	188,179	207,244
FNMA	AA+	6.00	04/01/37	116,049	126,790
FNMA	AA+	6.00	05/01/37	117,245	128,098
FNMA	AA+	6.00	06/01/37	187,852	205,240
FNMA	AA+	6.00	10/25/44	186,549	207,420
FNMA	AA+	6.00	02/25/47	169,240	192,039
FNMA	AA+	6.00	12/25/49	168,781	187,663
FNMA	AA+	6.50	09/01/16	11,951	13,128
FNMA	AA+	6.50	03/01/17	26,766	29,402
FNMA	AA+	6.50	05/01/17	5,012	5,506
FNMA	AA+	6.50	06/01/17	31,064	34,123
FNMA	AA+	6.50	04/01/32	34,134	38,409
FNMA	AA+	6.50	05/01/32	62,267	70,066
FNMA	AA+	6.50	05/01/32	60,555	68,140
FNMA	AA+	6.50	07/01/32	26,199	29,481
FNMA	AA+	6.50	07/01/34	115,460	129,201
FNMA	AA+	6.50	05/01/37	149,457	165,749
FNMA	AA+	6.50	09/01/37	157,228	174,368
FNMA	AA+	7.00	09/01/31	20,185	23,259
FNMA	AA+	7.00	11/01/31	22,447	25,867
FNMA	AA+	7.00	04/01/32	27,216	31,331
FNMA	AA+	7.50	06/01/31	16,273	19,035
FNMA	AA+	7.50	02/01/32	12,115	14,190
FNMA	AA+	7.50	04/01/32	24,075	28,232
FNMA	AA+	7.50	06/01/32	18,661	21,883
FNMA	AA+	8.00	03/01/31	10,333	12,124
FNMA	AA+	8.00	04/01/32	14,436	16,960
FNMA	AA+	8.00	04/01/32	2,612	3,072
GNMA (4)	AA+	3.50	09/20/33	453,093	473,752
GNMA (4)	AA+	3.50	01/20/37	486,207	511,834
GNMA (4)	AA+	4.00	08/15/41	424,361	454,624
GNMA (4)	AA+	4.50	10/15/40	387,405	421,555
GNMA (4)	AA+	5.00	04/15/39	354,373	389,559
GNMA (4)	AA+	5.00	06/20/39	223,762	253,708
GNMA (4)	AA+	5.00	11/15/39	309,309	340,020
GNMA (4)	AA+	6.50	04/15/31	6,885	7,962
GNMA (4)	AA+	6.50	10/15/31	10,865	12,565

GNMA (4)	AA+	6.50	12/15/31	8,602	9,948
GNMA (4)	AA+	6.50	05/15/32	12,157	14,059
GNMA (4)	AA+	7.00	05/15/31	7,954	9,326
GNMA (4)	AA+	7.00	09/15/31	9,887	11,592
GNMA (4)	AA+	7.00	09/15/31	2,435	2,855
GNMA (4)	AA+	7.00	05/15/32	3,597	4,215
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	374,584	413,979
					23,562,533
CORPORATE DEBT (21.3%)
CONSUMER DISCRETIONARY (2.8%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	250,000	278,064
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	250,409
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	490,301
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	251,208
Home Depot, Inc.	BBB+	5.40	03/01/16	500,000	565,742
Hyatt Hotels Corp.	BBB	3.88	08/15/16	100,000	99,675
Johnson Controls, Inc.	BBB+	4.88	09/15/13	500,000	534,402
Marriott International, Inc.	BBB	5.63	02/15/13	500,000	519,712
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	252,213
Scholastic Corp.	BB-	5.00	04/15/13	500,000	502,500
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	250,000	250,408
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	289,796
					4,284,430
CONSUMER STAPLES (0.8%)
Avon Products, Inc.	BBB+	4.20	07/15/18	150,000	158,994
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	263,184
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	289,148
Kroger Co.	BBB	4.95	01/15/15	500,000	551,615
					1,262,941
ENERGY (4.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	300,000	314,896
Constellation Energy	BBB-	5.15	12/01/20	340,000	346,741
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	544,379
Enbridge, Inc.	A-	5.80	06/15/14	100,000	110,005
Kinder Morgan, Inc.	BB	5.15	03/01/15	500,000	505,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	255,915
Noble Corp	A-	7.50	03/15/19	800,000	1,013,570
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	270,279
Seariver Maritime, Inc.	AAA	0.00	09/01/12	3,000,000	2,943,841
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	495,934
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	544,573
					7,345,133
FINANCIALS (6.8%)
Alleghany Corp.	BBB	5.63	09/15/20	300,000	317,639
Ally Financial, Inc.	B+	0.00	12/01/12	2,500,000	2,268,745
Bank of America Corp.	A	3.70	09/01/15	250,000	230,412
Barrick N.A. Finance LLC	A-	4.40	05/30/21	250,000	256,359
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	284,521
Block Financial LLC	BBB	5.13	10/30/14	250,000	256,602
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	500,000	527,669
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	268,572
Duke Realty LP	BBB-	4.63	05/15/13	250,000	256,519
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	500,000	545,958
First Horizon National Corp.	BB+	4.50	05/15/13	1,500,000	1,537,853
First Industrial LP	BB-	6.88	04/15/12	250,000	250,501
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	253,630
HCP, Inc.	BBB	5.65	12/15/13	250,000	262,574
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	260,725
Lincoln National Corp.	A-	5.65	08/27/12	500,000	518,703
Markel Corp.	BBB	6.80	02/15/13	250,000	261,185
Morgan Stanley	A	4.00	07/24/15	250,000	235,652

Pacific LifeCorp.†	BBB+	6.00	02/10/20	100,000	106,904
ProLogis LP	BBB-	6.63	05/15/18	150,000	155,547
Raymond James Financial, Inc.	BBB	4.25	04/15/16	250,000	252,583
Regency Centers LP	BBB	4.95	04/15/14	250,000	263,576
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	249,522
Ventas Realty LP/Capital Corp.	BBB-	4.75	06/01/21	200,000	192,075
Zions Bancorporation	BB+	5.65	05/15/14	397,000	403,725
					10,417,751
HEALTH CARE (1.5%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	289,499
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	207,000
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	565,923
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	248,461
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	267,197
WellPoint, Inc.	A-	4.35	08/15/20	250,000	264,536
Wyeth	AA	5.50	03/15/13	500,000	534,362
					2,376,978
INDUSTRIALS (1.9%)
Black & Decker Corp.	A	4.75	11/01/14	750,000	818,936
CSX Corp.	BBB	6.25	04/01/15	250,000	288,484
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	500,000	472,500
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	258,730
Masco Corp.	BBB	5.88	07/15/12	500,000	508,883
Pentair, Inc.	BBB-	5.00	05/15/21	250,000	261,083
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	253,725
					2,862,341
MATERIALS (1.5%)
Geon Co.	BB-	7.50	12/15/15	1,000,000	1,010,000
Lubrizol Corp.	AA+	5.50	10/01/14	500,000	561,085
Teck Resources Ltd.	BBB	4.75	01/15/22	300,000	305,400
Temple-Inland, Inc.	BBB	7.88	05/01/12	228,000	236,075
Vulcan Materials Co.	BB	7.00	06/15/18	250,000	238,750
					2,351,310
TELECOMMUNICATION SERVICES (0.3%)
CenturyLink, Inc.	BB	5.00	02/15/15	500,000	496,951

UTILITIES (0.9%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	246,875
Arizona Public Svc. Co.	BBB	6.50	03/01/12	250,000	255,118
Entergy Corp.	BBB-	5.13	09/15/20	250,000	257,164
Progress Energy, Inc.	A	5.25	12/15/15	500,000	572,689
					1,331,846
TOTAL LONG-TERM DEBT SECURITIES (Cost: $60,573,520) 42.4%					65,411,906

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.0%)
FNMA	A-1+	0.06	10/19/11	1,500,000	1,499,955
COMMERCIAL PAPER (1.6%)
Novartis Finance Corp.†	A-1+	0.03	10/06/11	400,000	399,998
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	2,000,000	1,999,817
					2,399,815
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,899,770) 2.6%					3,899,770

TEMPORARY CASH INVESTMENTS (2) (Cost: $1,917,000) 1.2%					1,917,000

TOTAL INVESTMENTS (Cost: $149,943,409) 99.9%					154,039,204

OTHER NET ASSETS 0.1%					86,344

NET ASSETS 100.0%					$154,125,548

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.8%)	4,471,264	6,363,480
Equity Index Fund (19.0%)	2,085,607	3,929,288
Mid-Cap Equity Index Fund (4.9%)	779,088	1,001,764
Mid-Term Bond Fund (38.7%)	7,381,934	7,995,180
Money Market Fund (6.6%)	1,127,868	1,357,010

TOTAL INVESTMENTS (Cost: $20,375,861) 100.0%		20,646,722

OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,646,722

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.1%)	3,701,823	5,268,416
Equity Index Fund (23.9%)	2,556,577	4,816,597
International Fund (3.3%)	1,130,752	668,617
Mid-Cap Equity Index Fund (13.6%)	2,136,917	2,747,682
Mid-Term Bond Fund (28.4%)	5,272,875	5,710,914
Money Market Fund (4.7%)	781,666	940,473

TOTAL INVESTMENTS (Cost: $19,139,856) 100.0%		20,152,699

OTHER NET ASSETS		—

NET ASSETS 100.0%		$20,152,699

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.7%)	15,421,564	21,947,893
Equity Index Fund (28.8%)	12,594,850	23,728,723
International Fund (6.6%)	9,254,254	5,472,068
Mid-Cap Equity Index Fund (10.9%)	7,001,947	9,003,215
Mid-Term Bond Fund (19.1%)	14,524,760	15,731,390
Money Market Fund (3.8%)	2,607,889	3,137,718
Small Cap Growth Fund (2.1%)	1,665,418	1,699,706
Small Cap Value Fund (2.0%)	1,571,016	1,648,176

TOTAL INVESTMENTS (Cost: $78,122,426) 100.0%		82,368,889

OTHER NET ASSETS		—

NET ASSETS 100.0%		$82,368,889

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.8%)	18,547,832	26,397,182
Equity Index Fund (33.3%)	18,079,665	34,062,124
International Fund (7.8%)	13,412,962	7,931,125
Mid-Cap Equity Index Fund (10.9%)	8,635,757	11,103,995
Mid-Term Bond Fund (14.1%)	13,247,025	14,347,509
Small Cap Growth Fund (4.1%)	4,094,100	4,178,389
Small Cap Value Fund (4.0%)	3,875,966	4,066,334

TOTAL INVESTMENTS (Cost: $98,955,210) 100.0%		102,086,658

OTHER NET ASSETS		—

NET ASSETS 100.0%		$102,086,658

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.2%)	14,266,022	20,303,331
Equity Index Fund (38.1%)	18,516,283	34,884,714
International Fund (7.9%)	12,153,602	7,186,461
Mid-Cap Equity Index Fund (14.9%)	10,610,611	13,643,293
Mid-Term Bond Fund (6.8%)	5,711,031	6,185,469
Small Cap Growth Fund (5.1%)	4,603,487	4,698,263
Small Cap Value Fund (5.0%)	4,363,982	4,578,319

TOTAL INVESTMENTS (Cost: $89,076,858) 100.0%		91,479,850

OTHER NET ASSETS		—

NET ASSETS 100.0%		$91,479,850

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.9%)	11,533,596	16,414,556
Equity Index Fund (39.4%)	15,657,328	29,498,437
International Fund (8.8%)	11,141,465	6,587,982
Mid-Cap Equity Index Fund (17.7%)	10,291,367	13,232,805
Small Cap Growth Fund (6.2%)	4,546,832	4,640,442
Small Cap Value Fund (6.0%)	4,310,505	4,522,215

TOTAL INVESTMENTS (Cost: $73,188,293) 100.0%		74,896,437

OTHER NET ASSETS		—

NET ASSETS 100.0%		$74,896,437

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (14.4%)	5,753,917	8,188,946
Equity Index Fund (39.7%)	11,951,301	22,516,275
International Fund (10.6%)	10,201,807	6,032,359
Mid-Cap Equity Index Fund (20.9%)	9,203,981	11,834,626
Small Cap Growth Fund (7.3%)	4,058,331	4,141,884
Small Cap Value Fund (7.1%)	3,841,902	4,030,597

TOTAL INVESTMENTS (Cost: $55,595,305) 100.0%		56,744,687

OTHER NET ASSETS		—

NET ASSETS 100.0%		$56,744,687

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.0%)	4,276,917	6,086,887
Equity Index Fund (34.9%)	9,425,005	17,756,729
International Fund (12.5%)	10,744,520	6,353,267
Mid-Cap Equity Index Fund (24.2%)	9,601,341	12,345,558
Small Cap Growth Fund (8.3%)	4,163,872	4,249,598
Small Cap Value Fund (8.1%)	3,944,615	4,138,355

TOTAL INVESTMENTS (Cost: $50,221,945) 100.0%		50,930,394

OTHER NET ASSETS		—

NET ASSETS 100.0%		$50,930,394

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (10.9%)	4,735,896	6,740,103
Equity Index Fund (35.0%)	11,455,481	21,582,149
International Fund (13.5%)	14,042,036	8,303,098
Mid-Cap Equity Index Fund (20.1%)	9,681,126	12,448,146
Small Cap Growth Fund (10.4%)	6,284,195	6,413,574
Small Cap Value Fund (10.1%)	5,966,429	6,259,470

TOTAL INVESTMENTS (Cost: $61,074,104) 100.0%		61,746,540

OTHER NET ASSETS		—

NET ASSETS 100.0%		$61,746,540

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	12,078,402	17,189,922
Equity Index Fund (24.4%)	7,348,912	13,845,365
Mid-Term Bond Fund (45.4%)	23,819,131	25,797,881

TOTAL INVESTMENTS (Cost: $53,674,196) 100.0%		56,833,168

OTHER NET ASSETS		—

NET ASSETS 100.0%		$56,833,168

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION – MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.7%)	35,685,669	50,787,666
Equity Index Fund (34.5%)	30,402,542	57,278,449
Mid-Cap Equity Index Fund (14.3%)	18,400,383	23,659,507
Mid-Term Bond Fund (20.5%)	31,276,121	33,874,354

TOTAL INVESTMENTS (Cost: $157,980,018) 100.0%		165,599,976

OTHER NET ASSETS		—

NET ASSETS 100.0%		$165,599,976

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.9%)	26,141,953	37,205,097
Equity Index Fund (45.0%)	34,362,851	64,739,680
Mid-Cap Equity Index Fund (19.3%)	21,564,354	27,727,792
Small Cap Growth Fund (4.9%)	6,824,856	6,965,366
Small Cap Value Fund (4.9%)	6,663,475	6,990,752

TOTAL INVESTMENTS (Cost: $144,604,556) 100.0%		143,628,687

OTHER NET ASSETS		—

NET ASSETS 100.0%		$143,628,687

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.8%)
U.S. Treasury Bill	A-1+	0.00	10/20/11	7,000,000	7,000,000

U.S. GOVERNMENT AGENCIES (20.1%)
FHLB	A-1+	0.17	10/26/11	7,800,000	7,800,377
FHLMC	A-1+	0.11	10/14/11	2,500,000	2,499,988
FHLMC	A-1+	0.14	10/18/11	6,500,000	6,500,038
FHLMC	A-1+	0.20	10/07/11	2,000,000	1,999,984
FHLMC	A-1+	0.20	10/11/11	700,000	700,007
FNMA	A-1+	0.16	11/09/11	1,075,000	1,075,092
					20,575,486
COMMERCIAL PAPER (73.1%)
Abbott Laboratories†	A-1+	0.08	11/08/11	400,000	399,966
Abbott Laboratories†	A-1+	0.09	10/03/11	1,800,000	1,799,979
Abbott Laboratories†	A-1+	0.06	11/01/11	1,800,000	1,799,907
Coca-Cola Co.†	A-1	0.11	11/28/11	550,000	549,627
Coca-Cola Co.†	A-1	0.12	10/24/11	1,750,000	1,749,534
Coca-Cola Co.†	A-1	0.12	11/07/11	1,300,000	1,299,458
Coca-Cola Co.†	A-1	0.12	12/20/11	400,000	399,559
Danaher Corp.	A-1	0.12	10/17/11	400,000	399,979
Danaher Corp.	A-1	0.13	10/17/11	1,900,000	1,899,890
Danaher Corp.	A-1	0.13	10/21/11	1,700,000	1,699,877
Disney (Walt) Co.†	A-1	0.11	10/12/11	1,800,000	1,799,857
eBay, Inc.†	A-1	0.09	12/01/11	4,000,000	3,996,693
Ecolab, Inc.†	A-1	0.09	10/04/11	2,500,000	2,499,981
Exxon Mobil Corp.	A-1+	0.06	10/17/11	4,000,000	3,999,893
General Electric Capital Svcs.	A-1+	0.15	10/14/11	2,800,000	2,799,853
General Electric Co.	A-1+	0.14	12/27/11	1,200,000	1,199,589
Goldman Sachs Group, Inc.	A-1	0.35	10/17/11	1,000,000	999,844
Google, Inc.†	A-1+	0.10	11/21/11	2,000,000	1,999,116
Grainger (W.W.), Inc.	A-1+	0.07	10/24/11	170,000	169,992
Hewlett-Packard Co.†	A-1	0.14	10/17/11	2,300,000	2,299,718
Hewlett-Packard Co.†	A-1	0.15	10/17/11	1,700,000	1,699,805
Illinois Tool Works, Inc.†	A-1	0.06	10/11/11	2,600,000	2,599,957
Johnson & Johnson†	A-1+	0.07	11/18/11	3,600,000	3,598,670
Johnson & Johnson†	A-1+	0.08	12/07/11	400,000	399,712
Medtronic, Inc.†	A-1+	0.11	11/07/11	2,100,000	2,099,566
Nestle Capital Corp.†	A-1+	0.10	10/11/11	780,000	779,961
Nestle Capital Corp.†	A-1+	0.13	11/22/11	1,200,000	1,199,509
Nestle Capital Corp.†	A-1+	0.13	10/03/11	2,000,000	1,999,986
NetJets, Inc.†	A-1+	0.11	11/02/11	1,000,000	999,902
NetJets, Inc.†	A-1+	0.11	11/18/11	2,000,000	1,999,707
New Jersey Natural Gas	A-1	0.04	10/31/11	2,285,000	2,284,924
PepsiCo, Inc.†	A-1	0.07	12/12/11	1,000,000	999,025
PepsiCo, Inc.†	A-1	0.08	12/06/11	3,014,000	3,011,308
Private Export Fund Corp.†	A-1	0.08	11/16/11	500,000	499,949
Private Export Fund Corp.†	A-1	0.10	11/14/11	1,900,000	1,899,151
Private Export Fund Corp.†	A-1	0.11	11/15/11	1,100,000	1,099,849
Procter & Gamble†	A-1+	0.10	10/17/11	1,900,000	1,899,594
Toyota Motor Credit Corp.	A-1+	0.20	10/07/11	3,000,000	2,999,903
Toyota Motor Credit Corp.	A-1+	0.25	11/22/11	1,000,000	999,682
United Technologies Corp.†	A-1	0.06	10/24/11	1,400,000	1,399,946
United Technologies Corp.†	A-1	0.07	10/21/11	2,600,000	2,599,899
Wal-Mart Stores, Inc.†	A-1+	0.06	10/12/11	323,000	322,994
Wal-Mart Stores, Inc.†	A-1+	0.07	10/25/11	3,700,000	3,699,827
					74,855,138

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $102,439,012) 100.0%	102,430,624

TOTAL INVESTMENTS (Cost: $102,439,012) 100.0%	102,430,624

OTHER NET ASSETS 0.0% (3)	2,391

NET ASSETS 100.0%	$102,433,015

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (47.6%)
U.S. Treasury Note	AA+	1.25	08/31/15	9,000,000	9,208,125
U.S. Treasury Note	AA+	1.38	09/15/12	7,500,000	7,584,083
U.S. Treasury Note	AA+	1.88	06/30/15	8,000,000	8,370,000
U.S. Treasury Note	AA+	1.88	10/31/17	5,000,000	5,187,890
U.S. Treasury Note	AA+	2.25	01/31/15	1,500,000	1,585,547
U.S. Treasury Note	AA+	2.25	11/30/17	3,500,000	3,708,359
U.S. Treasury Note	AA+	2.38	10/31/14	5,750,000	6,086,467
U.S. Treasury Note	AA+	2.38	03/31/16	3,500,000	3,738,165
U.S. Treasury Note	AA+	2.50	03/31/15	5,000,000	5,336,700
U.S. Treasury Note	AA+	2.50	06/30/17	2,000,000	2,150,000
U.S. Treasury Note	AA+	3.00	02/28/17	17,500,000	19,280,078
U.S. Treasury Note	AA+	3.13	05/15/19	3,000,000	3,342,186
U.S. Treasury Note	AA+	3.25	05/31/16	10,000,000	11,093,750
U.S. Treasury Note	AA+	3.25	07/31/16	7,000,000	7,773,283
U.S. Treasury Strip	AA+	0.00	08/15/17	15,000,000	13,918,183
U.S. Treasury Strip	AA+	0.00	11/15/17	5,000,000	4,610,870
U.S. Treasury Strip	AA+	0.00	08/15/18	55,000,000	49,581,945
					162,555,631
U.S. GOVERNMENT AGENCIES (14.0%)
MORTGAGE-BACKED OBLIGATIONS (0.2%)
FHLMC	AA+	5.00	06/15/17	747,465	757,419
FHLMC	AA+	6.00	02/01/19	13,902	15,497
FHLMC	AA+	6.50	04/01/14	27,406	28,828
FHLMC	AA+	7.00	02/01/14	11,205	11,893
FHLMC	AA+	7.50	03/15/21	10,470	11,865
FHLMC	AA+	8.00	09/01/18	1,717	1,914
FHLMC	AA+	8.50	09/01/17	2,532	2,841
FNMA	AA+	6.00	09/01/12	773	779
FNMA	AA+	6.50	08/01/13	4,931	5,151
FNMA	AA+	6.50	12/25/23	687	687
FNMA	AA+	8.00	06/01/17	440	445
					837,319
NON-MORTGAGE-BACKED OBLIGATIONS (13.8%)
FFCB	AA+	4.95	10/10/14	12,500,000	14,092,908
FFCB	AA+	5.10	08/05/13	5,000,000	5,427,115
FHLB	AA+	1.38	05/28/14	17,000,000	17,348,512
FNMA	AA+	1.25	02/27/14	10,000,000	10,176,120
					47,044,655
CORPORATE DEBT (37.1%)
CONSUMER DISCRETIONARY (2.7%)
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	701,144
AutoZone, Inc.	BBB	6.50	01/15/14	1,000,000	1,113,818
Best Buy Co., Inc.	BBB-	6.75	07/15/13	1,000,000	1,072,966
Brinker International, Inc.	BBB-	5.75	06/01/14	1,000,000	1,066,535
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	500,000	490,301
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	282,871
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	267,201
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	500,851
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	750,000	783,070
Marriott International, Inc.	BBB	5.63	02/15/13	750,000	779,567
Newell Rubbermaid, Inc.	BBB-	5.50	04/15/13	500,000	528,656
Scholastic Corp.	BB-	5.00	04/15/13	250,000	251,250
Starwood Hotels & Resorts	BB+	6.25	02/15/13	217,000	223,510
Whirlpool Corp.	BBB-	5.50	03/01/13	500,000	522,674
Whirlpool Corp.	BBB-	6.50	06/15/16	500,000	579,592
					9,164,006

CONSUMER STAPLES (2.8%)
Anheuser-Busch Cos., Inc.	A-	4.38	01/15/13	1,000,000	1,038,869
Anheuser-Busch Cos., Inc.	A-	4.70	04/15/12	100,000	102,073
Avon Products, Inc.	BBB+	4.20	07/15/18	1,800,000	1,907,923
Brown-Forman Corp.	A	5.20	04/01/12	1,000,000	1,020,223
Clorox Co.	BBB+	5.00	03/01/13	500,000	526,009
Clorox Co.	BBB+	5.00	01/15/15	300,000	323,963
CVS Caremark Corp.	BBB+	6.13	08/15/16	500,000	578,295
Hershey Co.	A	4.85	08/15/15	500,000	560,640
Hershey Co.	A	5.00	04/01/13	500,000	529,836
Kraft Foods, Inc.	BBB-	5.25	10/01/13	500,000	533,512
Kraft Foods, Inc.	BBB-	5.63	11/01/11	65,000	65,206
Kroger Co.	BBB	4.95	01/15/15	500,000	551,615
Safeway, Inc.	BBB	3.95	08/15/20	1,000,000	1,007,560
Sara Lee Corp.	BBB	3.88	06/15/13	750,000	778,346
					9,524,070
ENERGY (3.5%)
CenterPoint Energy Resources	BBB	7.88	04/01/13	750,000	817,756
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,529,741
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	500,000	544,379
Enbridge, Inc.	A-	5.80	06/15/14	1,065,000	1,171,552
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	252,500
Nabors Industries Ltd.	BBB	5.38	08/15/12	750,000	773,832
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	1,000,000	1,023,661
Noble Corp.	A-	5.88	06/01/13	1,000,000	1,070,995
Sunoco, Inc.	BB+	4.88	10/15/14	500,000	495,934
Sunoco, Inc.	BB+	5.75	01/15/17	290,000	285,857
Sunoco, Inc.	BB+	9.63	04/15/15	500,000	550,222
Transocean, Inc.	BBB	1.50	12/15/37	1,200,000	1,162,500
Valero Energy Corp.	BBB	4.75	06/15/13	1,000,000	1,053,222
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	524,074
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	500,000	544,573
					11,800,798
FINANCIALS (12.0%)
American Express Credit Corp.	BBB+	5.88	05/02/13	1,000,000	1,060,506
Bank of America Corp.	A	3.70	09/01/15	250,000	230,412
Bank of America Corp.	A-	5.75	08/15/16	500,000	462,777
Block Financial LLC	BBB	5.13	10/30/14	750,000	769,805
Bunge Ltd. Finance Corp.	BBB-	5.10	07/15/15	1,000,000	1,039,291
Caterpillar Financial Services	A	6.13	02/17/14	1,000,000	1,115,709
CNA Financial Corp.	BBB-	5.85	12/15/14	200,000	211,299
CNA Financial Corp.	BBB-	6.50	08/15/16	1,000,000	1,074,288
Duke Realty LP	BBB-	4.63	05/15/13	500,000	513,037
ERP Operating LP	BBB+	5.38	08/01/16	500,000	544,762
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	742,000	810,202
First Horizon National Corp.	BB+	4.50	05/15/13	125,000	128,154
First Industrial LP	BB-	6.88	04/15/12	750,000	751,504
Fosters Finance Corp.†	BBB	4.88	10/01/14	500,000	536,729
General Electric Capital Corp.	AA+	5.00	11/15/11	1,000,000	1,005,135
General Electric Capital Corp.	AA+	5.00	01/08/16	500,000	539,716
Harley-Davidson Funding†	BBB	5.25	12/15/12	1,000,000	1,036,282
Hartford Financial Svcs.	BBB	5.50	10/15/16	1,000,000	1,014,518
HCP, Inc.	BBB	5.65	12/15/13	500,000	525,149
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,316,111
Health Care REIT, Inc.	BBB-	3.63	03/15/16	1,500,000	1,462,484
Heinz (H.J.) Finance Co.	BBB+	6.00	03/15/12	1,000,000	1,021,904
HSBC Finance Corp.	A	5.39	11/10/13	40,000	40,160
HSBC Finance Corp.	A	5.42	11/10/13	43,000	43,198
HSBC Finance Corp.	A	5.60	11/10/13	70,000	70,573
Jefferson-Pilot Corp.	A-	4.75	01/30/14	500,000	526,873
Kemper Corp.	BBB-	6.00	11/30/15	1,500,000	1,575,684
KeyCorp	BBB+	6.50	05/14/13	1,050,000	1,120,001

Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,043,370
Lincoln National Corp.	A-	5.65	08/27/12	400,000	414,962
Mack-Cali Realty LP	BBB	5.80	01/15/16	1,000,000	1,107,000
Markel Corp.	BBB	6.80	02/15/13	1,000,000	1,044,740
MetLife, Inc.	A-	5.00	11/24/13	250,000	267,045
Morgan Stanley	A	4.00	07/24/15	1,000,000	942,606
Nat’l. Rural Utilities Coop.	A	7.25	03/01/12	833,000	855,024
Nissan Motor Acceptance Corp.†	BBB+	4.50	01/30/15	790,000	838,760
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	273,713
ProLogis LP	BBB-	6.63	05/15/18	1,500,000	1,555,472
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,067,716
Prudential Financial, Inc.	A	4.75	09/17/15	1,000,000	1,043,921
Raymond James Financial, Inc.	BBB	4.25	04/15/16	1,600,000	1,616,530
Regency Centers LP	BBB	4.95	04/15/14	500,000	527,152
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,644,425
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	1,650,000	1,646,845
SLM Corp.	BBB-	4.72	06/15/12	60,000	59,167
Southtrust Bank, N.A.	AA-	4.75	03/01/13	250,000	256,967
Textron Financial Corp.	BB+	5.40	04/28/13	1,000,000	1,026,065
Travelers Cos., Inc.	A	5.38	06/15/12	1,000,000	1,027,518
Tyco Int’l. Finance	A-	6.00	11/15/13	675,000	739,001
Wachovia Bank, N.A.	AA-	5.60	03/15/16	500,000	545,699
Zions Bancorporation	BB+	5.65	05/15/14	1,000,000	1,016,939
					41,106,900
HEALTH CARE (2.7%)
Allergan, Inc.	A+	5.75	04/01/16	500,000	578,998
Baxter International, Inc.	A+	4.63	03/15/15	250,000	277,928
Biogen Idec, Inc.	BBB+	6.88	03/01/18	1,250,000	1,531,308
Blue Cross & Blue Shield of FL†	A-	8.25	11/15/11	1,000,000	1,005,212
Cardinal Health, Inc.	A-	5.50	06/15/13	1,000,000	1,070,947
Humana, Inc.	BBB	6.45	06/01/16	1,415,000	1,601,385
Laboratory Corp. of America	BBB+	5.50	02/01/13	285,000	300,814
Laboratory Corp. of America	BBB+	5.63	12/15/15	500,000	565,923
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	580,238
McKesson Corp.	A-	7.75	02/01/12	1,000,000	1,022,737
UnitedHealth Group, Inc.	A-	5.50	11/15/12	750,000	787,243
					9,322,733
INDUSTRIALS (4.7%)
Avery Dennison Corp.	BBB	4.88	01/15/13	500,000	520,268
Black & Decker Corp.	A	4.75	11/01/14	500,000	545,958
Black & Decker Corp.	A	5.75	11/15/16	500,000	584,087
Burlington Northern Santa Fe	BBB+	4.30	07/01/13	500,000	526,924
Cargill, Inc.†	A	5.20	01/22/13	1,000,000	1,053,038
CSX Corp.	BBB	6.25	04/01/15	1,000,000	1,153,934
Dun & Bradstreet Corp.	A-	6.00	04/01/13	1,000,000	1,065,949
Federal Express Corp.	BBB	9.65	06/15/12	1,000,000	1,058,291
Masco Corp.	BBB	4.80	06/15/15	500,000	483,577
Masco Corp.	BBB	5.88	07/15/12	300,000	305,330
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	1,500,000	1,522,350
Precision Castparts Corp.	A-	5.60	12/15/13	750,000	824,562
Roper Industries, Inc.	BBB-	6.63	08/15/13	1,000,000	1,083,014
Ryder System, Inc.	BBB+	6.00	03/01/13	500,000	531,018
Ryder System, Inc.	BBB+	7.20	09/01/15	1,000,000	1,188,633
Southwest Airlines Co.	BBB-	5.25	10/01/14	500,000	536,106
Southwest Airlines Co.	BBB-	5.75	12/15/16	735,000	814,797
Stanley Black & Decker, Inc.	A	4.90	11/01/12	525,000	544,700
Union Pacific Corp.	BBB+	4.88	01/15/15	500,000	549,417
Union Pacific Corp.	BBB+	6.13	01/15/12	500,000	507,078
Waste Management, Inc.	BBB	5.00	03/15/14	500,000	543,277
					15,942,308

INFORMATION TECHNOLOGY (2.1%)
Arrow Electronics, Inc.	BBB-	6.88	07/01/13	750,000	801,688
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	777,316
Avnet, Inc.	BBB-	6.00	09/01/15	980,000	1,059,452
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,593,809
Intuit, Inc.	BBB	5.40	03/15/12	725,000	738,178
Lexmark International, Inc.	BBB-	6.65	06/01/18	1,500,000	1,667,384
Western Union Co.	A-	5.40	11/17/11	500,000	502,790
					7,140,617
MATERIALS (2.8%)
Airgas, Inc.	BBB	3.25	10/01/15	1,500,000	1,545,450
Bemis Co., Inc.	BBB	4.88	04/01/12	500,000	507,619
Cytec Industries, Inc.	BBB	6.00	10/01/15	1,000,000	1,108,101
Kinross Gold Corp.†	BBB-	3.63	09/01/16	2,000,000	1,975,752
Kinross Gold Corp.†	BBB-	5.13	09/01/21	750,000	744,029
Lubrizol Corp.	AA+	5.50	10/01/14	500,000	561,085
Rohm & Haas Co.	BBB	5.60	03/15/13	750,000	792,005
Sealed Air Corp.†	BB	5.63	07/15/13	1,000,000	1,044,836
Temple-Inland, Inc.	BBB	7.88	05/01/12	143,000	148,065
Vulcan Materials Co.	BB	6.30	06/15/13	1,000,000	1,002,500
					9,429,442
TELECOMMUNICATION SERVICES (0.6%)
BellSouth Corp.	A-	4.75	11/15/12	900,000	935,108
CenturyLink, Inc.	BB	5.00	02/15/15	1,250,000	1,242,376
					2,177,484
UTILITIES (3.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	567,227
Arizona Public Svc. Co.	BBB	6.38	10/15/11	500,000	500,753
Arizona Public Svc. Co.	BBB	6.50	03/01/12	500,000	510,236
Atmos Energy Corp.	BBB+	4.95	10/15/14	1,000,000	1,088,768
Black Hills Corp.	BBB-	9.00	05/15/14	2,000,000	2,303,578
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,000,000	1,065,195
Exelon Generation Co. LLC	BBB	5.35	01/15/14	1,000,000	1,070,312
PPL Energy Supply LLC	BBB	5.70	10/15/15	600,000	650,402
PPL Energy Supply LLC	BBB	6.40	11/01/11	1,100,000	1,104,436
Progress Energy, Inc.	BBB	6.85	04/15/12	900,000	928,353
TransAlta Corp.	BBB	5.75	12/15/13	1,000,000	1,081,794
					10,871,054
TOTAL LONG-TERM DEBT SECURITIES (Cost: $314,748,985) 98.7%					336,917,017

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.7%)
Illinois Tool Works, Inc.†	A-1	0.06	10/11/11	750,000	749,987
Toyota Motor Credit Corp.	A-1+	0.10	11/03/11	1,500,000	1,499,863
					2,249,850
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,249,850) 0.7%					2,249,850

TEMPORARY CASH INVESTMENTS (2) (Cost: $429,600) 0.1%					429,600

TOTAL INVESTMENTS (Cost: $317,428,435) 99.5%					339,596,467

OTHER NET ASSETS 0.5%					1,889,182

NET ASSETS 100.0%					$341,485,649

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2011  (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (16.4%)
U.S. Treasury Bond	AA+	3.50	02/15/39	8,000,000	8,895,000
U.S. Treasury Note	AA+	1.25	08/31/15	6,000,000	6,138,750
U.S. Treasury Note	AA+	2.38	03/31/16	10,000,000	10,680,470
U.S. Treasury Note	AA+	3.13	05/15/19	10,000,000	11,140,620
U.S. Treasury Note	AA+	3.25	05/31/16	33,000,000	36,609,370
U.S. Treasury Note	AA+	3.50	05/15/20	13,000,000	14,887,990
U.S. Treasury Strip	AA+	0.00	08/15/18	18,000,000	16,226,816
					104,579,016
U.S. GOVERNMENT AGENCIES (32.0%)
MORTGAGE-BACKED OBLIGATIONS (29.6%)
FHARM	AA+	4.64	09/01/39	1,832,278	1,962,240
FHARM	AA+	5.22	04/01/37	923,291	981,000
FHARM	AA+	5.24	02/01/36	747,778	800,582
FHARM	AA+	5.39	04/01/37	1,070,940	1,139,029
FHARM	AA+	5.43	05/01/37	944,091	1,015,785
FHARM	AA+	5.77	03/01/37	595,434	645,439
FHLMC	AA+	4.00	05/01/24	966,190	1,017,748
FHLMC	AA+	4.00	02/01/25	2,031,168	2,139,555
FHLMC	AA+	4.00	05/01/26	1,693,989	1,784,384
FHLMC	AA+	4.00	12/15/38	500,000	530,112
FHLMC	AA+	4.00	07/01/41	2,500,000	2,620,833
FHLMC	AA+	4.50	03/01/34	1,865,264	1,986,903
FHLMC	AA+	4.50	08/01/34	1,943,094	2,069,809
FHLMC	AA+	4.50	08/15/35	548,491	591,009
FHLMC	AA+	5.00	02/01/26	462,903	499,789
FHLMC	AA+	5.00	04/15/29	2,139,781	2,417,120
FHLMC	AA+	5.50	12/15/20	1,705,962	1,753,874
FHLMC	AA+	5.50	03/01/21	503,444	546,687
FHLMC	AA+	5.50	07/01/32	1,228,553	1,338,239
FHLMC	AA+	5.50	01/15/33	965,688	1,064,561
FHLMC	AA+	5.50	01/15/35	617,000	692,122
FHLMC	AA+	6.00	07/15/29	758,836	825,206
FHLMC	AA+	6.00	03/15/32	814,726	906,765
FNMA	AA+	4.00	05/01/19	1,087,857	1,157,653
FNMA	AA+	4.00	10/01/30	3,214,232	3,408,684
FNMA	AA+	4.00	01/01/31	4,330,976	4,592,987
FNMA	AA+	4.00	03/01/35	1,624,266	1,719,336
FNMA	AA+	4.00	05/01/35	1,897,475	2,008,536
FNMA	AA+	4.50	05/01/18	848,539	908,948
FNMA	AA+	4.50	05/01/19	194,933	208,871
FNMA	AA+	4.50	06/01/19	369,611	396,040
FNMA	AA+	4.50	05/01/30	2,076,676	2,222,529
FNMA	AA+	4.50	04/01/31	2,283,549	2,444,578
FNMA	AA+	4.50	08/01/33	1,041,084	1,111,899
FNMA	AA+	4.50	08/01/33	857,737	917,020
FNMA	AA+	4.50	09/01/33	2,335,222	2,494,066
FNMA	AA+	4.50	10/01/33	2,064,231	2,204,641
FNMA	AA+	4.50	10/01/33	1,106,091	1,181,329
FNMA	AA+	4.50	05/01/34	676,939	722,457
FNMA	AA+	4.50	06/01/34	1,218,032	1,299,933
FNMA	AA+	4.50	07/01/34	1,649,104	1,759,990
FNMA	AA+	4.50	01/01/35	2,055,901	2,197,995
FNMA	AA+	4.50	08/01/35	1,913,941	2,040,241
FNMA	AA+	4.50	12/01/35	1,802,048	1,920,965
FNMA	AA+	4.50	05/01/39	3,273,043	3,476,757
FNMA	AA+	4.50	05/01/39	2,868,052	3,046,559
FNMA	AA+	4.50	05/01/40	2,181,385	2,372,965

FNMA	AA+	5.00	04/01/18	192,300	208,064
FNMA	AA+	5.00	09/01/18	815,938	882,822
FNMA	AA+	5.00	09/01/20	641,337	693,507
FNMA	AA+	5.00	10/01/20	1,028,511	1,112,177
FNMA	AA+	5.00	10/01/25	747,981	809,164
FNMA	AA+	5.00	06/01/33	997,910	1,078,501
FNMA	AA+	5.00	09/01/33	3,705,608	4,004,873
FNMA	AA+	5.00	10/01/33	1,931,820	2,087,833
FNMA	AA+	5.00	11/01/33	2,625,967	2,838,040
FNMA	AA+	5.00	11/01/33	2,091,302	2,260,195
FNMA	AA+	5.00	01/01/34	1,227,247	1,326,360
FNMA	AA+	5.00	03/01/34	584,752	631,977
FNMA	AA+	5.00	04/01/34	885,273	956,491
FNMA	AA+	5.00	04/01/34	310,513	335,493
FNMA	AA+	5.00	04/01/35	1,146,912	1,238,283
FNMA	AA+	5.00	06/01/35	725,610	783,417
FNMA	AA+	5.00	09/01/35	2,461,896	2,658,028
FNMA	AA+	5.00	11/25/35	2,500,000	2,832,905
FNMA	AA+	5.00	05/01/39	2,557,603	2,810,919
FNMA	AA+	5.00	09/25/40	1,716,950	1,954,442
FNMA	AA+	5.50	04/01/17	86,151	93,536
FNMA	AA+	5.50	05/01/17	185,017	200,877
FNMA	AA+	5.50	01/01/24	648,297	709,950
FNMA	AA+	5.50	03/01/24	1,487,984	1,628,493
FNMA	AA+	5.50	09/01/25	648,046	708,970
FNMA	AA+	5.50	11/01/26	577,898	630,636
FNMA	AA+	5.50	01/01/27	370,889	404,736
FNMA	AA+	5.50	07/01/33	1,691,367	1,848,717
FNMA	AA+	5.50	09/01/33	1,124,464	1,229,073
FNMA	AA+	5.50	10/01/33	1,522,354	1,663,980
FNMA	AA+	5.50	03/01/34	905,979	990,263
FNMA	AA+	5.50	03/01/34	429,947	469,945
FNMA	AA+	5.50	07/01/34	739,094	807,390
FNMA	AA+	5.50	09/01/34	896,392	979,504
FNMA	AA+	5.50	09/01/34	798,709	872,514
FNMA	AA+	5.50	09/01/34	323,148	353,009
FNMA	AA+	5.50	10/01/34	1,993,123	2,177,299
FNMA	AA+	5.50	02/01/35	780,516	852,641
FNMA	AA+	5.50	02/01/35	619,096	675,918
FNMA	AA+	5.50	04/01/35	906,797	990,023
FNMA	AA+	5.50	08/01/35	1,963,004	2,143,171
FNMA	AA+	5.50	07/01/36	2,841,852	3,104,457
FNMA	AA+	5.50	02/25/37	953,864	1,056,358
FNMA	AA+	5.50	11/01/38	846,306	907,849
FNMA	AA+	5.50	06/01/48	902,675	973,394
FNMA	AA+	6.00	03/01/17	133,901	145,667
FNMA	AA+	6.00	05/01/23	779,119	867,330
FNMA	AA+	6.00	01/01/25	479,432	532,881
FNMA	AA+	6.00	03/01/28	828,221	911,714
FNMA	AA+	6.00	04/01/32	236,400	262,567
FNMA	AA+	6.00	04/01/32	133,864	148,681
FNMA	AA+	6.00	05/01/32	743,212	825,476
FNMA	AA+	6.00	04/01/33	1,215,695	1,350,258
FNMA	AA+	6.00	11/01/34	691,325	765,902
FNMA	AA+	6.00	12/01/36	823,467	906,895
FNMA	AA+	6.00	01/01/37	913,736	1,006,309
FNMA	AA+	6.00	03/01/37	1,124,562	1,228,654
FNMA	AA+	6.00	04/01/37	580,243	633,952
FNMA	AA+	6.00	05/01/37	526,945	575,721
FNMA	AA+	6.00	06/01/37	788,978	862,008
FNMA	AA+	6.00	07/01/37	557,249	612,486

FNMA	AA+	6.00	08/01/37	1,279,059	1,405,845
FNMA	AA+	6.00	12/01/37	649,715	714,118
FNMA	AA+	6.00	10/25/44	947,097	1,053,053
FNMA	AA+	6.00	02/25/47	2,048,476	2,324,439
FNMA	AA+	6.00	12/25/49	1,687,807	1,876,630
FNMA	AA+	6.50	09/01/16	42,372	46,545
FNMA	AA+	6.50	03/01/17	356,875	392,023
FNMA	AA+	6.50	05/01/17	20,765	22,810
FNMA	AA+	6.50	04/01/32	124,123	139,670
FNMA	AA+	6.50	05/01/32	823,550	926,708
FNMA	AA+	6.50	05/01/32	244,152	274,734
FNMA	AA+	6.50	09/01/36	483,761	528,937
FNMA	AA+	6.50	05/01/37	672,555	745,870
FNMA	AA+	6.50	07/01/37	260,472	288,866
FNMA	AA+	6.50	09/01/37	599,797	665,181
FNMA	AA+	6.50	05/01/38	803,709	890,316
FNMA	AA+	7.00	09/01/31	72,808	83,899
FNMA	AA+	7.00	11/01/31	89,790	103,468
FNMA	AA+	7.00	01/25/44	794,227	896,398
FNMA	AA+	7.50	04/01/32	96,310	112,938
FNMA	AA+	7.50	06/01/32	264,987	310,737
FNMA	AA+	8.00	03/01/31	39,267	46,070
FNMA	AA+	8.00	04/01/32	33,957	39,934
FNMA	AA+	8.00	04/01/32	33,673	39,560
GNMA (4)	AA+	3.50	09/20/33	2,718,557	2,842,512
GNMA (4)	AA+	3.50	01/20/37	1,944,829	2,047,337
GNMA (4)	AA+	4.00	08/15/41	2,745,866	2,941,687
GNMA (4)	AA+	4.50	02/20/20	1,718,030	1,904,331
GNMA (4)	AA+	4.50	06/20/34	1,590,305	1,734,470
GNMA (4)	AA+	4.50	10/15/40	3,147,662	3,425,135
GNMA (4)	AA+	4.50	10/15/40	1,902,352	2,070,048
GNMA (4)	AA+	5.00	04/15/39	2,501,459	2,749,826
GNMA (4)	AA+	5.00	06/20/39	1,957,919	2,219,941
GNMA (4)	AA+	5.00	11/15/39	1,767,482	1,942,974
GNMA (4)	AA+	5.00	06/20/40	1,473,109	1,620,174
GNMA (4)	AA+	5.00	06/20/40	1,472,872	1,619,913
GNMA (4)	AA+	6.50	04/15/31	25,703	29,724
GNMA (4)	AA+	6.50	12/15/31	122,584	141,760
GNMA (4)	AA+	6.50	05/15/32	46,417	53,679
GNMA (4)	AA+	7.00	09/15/31	35,746	41,910
GNMA (4)	AA+	7.00	09/15/31	33,399	39,159
GNMA (4)	AA+	7.00	05/15/32	13,990	16,390
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	2,060,214	2,276,882
					188,403,066
NON-MORTGAGE-BACKED OBLIGATIONS (2.4%)
FNMA	AA+	0.00	10/09/19	20,000,000	15,206,940

CORPORATE DEBT (49.8%)
CONSUMER DISCRETIONARY (6.4%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,336,768
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,004,902
Best Buy Co., Inc.	BBB-	6.75	07/15/13	500,000	536,483
Brinker International, Inc.	BBB-	5.75	06/01/14	2,000,000	2,133,070
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	2,000,000	1,961,202
Expedia, Inc.	BBB-	5.95	08/15/20	3,000,000	3,014,496
Fortune Brands, Inc.	BBB-	5.38	01/15/16	344,000	379,475
Home Depot, Inc.	BBB+	5.40	03/01/16	2,000,000	2,262,966
Hyatt Hotels Corp.	BBB	3.88	08/15/16	2,800,000	2,790,908
Johnson Controls, Inc.	BBB+	4.88	09/15/13	2,500,000	2,672,010
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	2,000,000	2,088,186
Marriott International, Inc.	BBB	5.63	02/15/13	2,000,000	2,078,846

Mattel, Inc.	BBB+	4.35	10/01/20	1,000,000	1,054,955
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,054,714
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,026,559
Scholastic Corp.	BB-	5.00	04/15/13	2,000,000	2,010,000
Starwood Hotels & Resorts	BB+	6.25	02/15/13	109,000	112,270
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	3,000,000	3,004,893
Whirlpool Corp.	BBB-	6.50	06/15/16	2,000,000	2,318,368
					40,841,071
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB+	4.20	07/15/18	3,000,000	3,179,871
Clorox Co.	BBB+	5.00	03/01/13	2,000,000	2,104,034
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	2,000,000	2,105,472
CVS Caremark Corp.	BBB+	6.13	08/15/16	2,000,000	2,313,180
Energizer Hldgs., Inc.†	BBB-	4.70	05/19/21	3,000,000	3,208,791
Kraft Foods, Inc.	BBB-	5.63	11/01/11	258,000	258,819
Kroger Co.	BBB	4.95	01/15/15	2,000,000	2,206,460
Ralcorp Hldgs., Inc.	BBB-	4.95	08/15/20	1,500,000	1,452,038
Safeway, Inc.	BBB	3.95	08/15/20	2,900,000	2,921,924
					19,750,589
ENERGY (5.8%)
Cameron International Corp.	BBB+	4.50	06/01/21	3,000,000	3,148,959
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,059,481
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	2,000,000	2,177,514
Enbridge, Inc.	A-	5.80	06/15/14	1,000,000	1,100,049
Kinder Morgan, Inc.	BB	5.15	03/01/15	2,000,000	2,020,000
Nabors Industries Ltd.	BBB	5.38	08/15/12	1,000,000	1,031,776
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	2,000,000	2,047,322
Noble Corp	A-	7.50	03/15/19	2,000,000	2,533,926
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	2,775,000	3,000,100
Seariver Maritime, Inc.	AAA	0.00	09/01/12	10,000,000	9,812,820
Sunoco, Inc.	BB+	5.75	01/15/17	2,000,000	1,971,428
Transocean, Inc.	BBB	1.50	12/15/37	3,000,000	2,906,250
Weatherford Int’l. Ltd.	BBB	5.15	03/15/13	500,000	524,074
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	1,500,000	1,633,719
					36,967,418
FINANCIALS (17.5%)
Alleghany Corp.	BBB	5.63	09/15/20	3,000,000	3,176,388
Allstate Corp.	A-	7.45	05/16/19	2,000,000	2,444,820
Ally Financial, Inc.	B+	0.00	12/01/12	10,000,000	9,075,000
American Express Credit Corp.	BBB+	5.88	05/02/13	500,000	530,253
Bank of America Corp.	A	3.70	09/01/15	2,000,000	1,843,294
Barrick N.A. Finance LLC	A-	4.40	05/30/21	3,000,000	3,076,308
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,276,166
Block Financial LLC	BBB	5.13	10/30/14	1,750,000	1,796,211
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	2,000,000	2,110,674
CNA Financial Corp.	BBB-	6.50	08/15/16	2,000,000	2,148,576
Duke Realty LP	BBB-	4.63	05/15/13	2,000,000	2,052,148
Fairfax Financial Hldgs.	BBB-	8.25	10/01/15	2,500,000	2,729,790
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	500,000	475,982
First Horizon National Corp.	BB+	4.50	05/15/13	5,000,000	5,126,175
First Industrial LP	BB-	6.88	04/15/12	2,000,000	2,004,010
General Electric Capital Corp.	AA+	5.00	11/15/11	2,000,000	2,010,270
Goldman Sachs Group, Inc.	A	3.70	08/01/15	1,000,000	979,082
Harley-Davidson Funding†	BBB	5.25	12/15/12	500,000	518,141
Hartford Financial Svcs.	BBB	5.50	10/15/16	2,000,000	2,029,036
Hartford Financial Svcs.	BBB	5.50	03/30/20	1,000,000	975,014
HCP, Inc.	BBB	5.65	12/15/13	2,000,000	2,100,594
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,316,111
Health Care REIT, Inc.	BBB-	3.63	03/15/16	500,000	487,495
Health Care REIT, Inc.	BBB-	6.13	04/15/20	2,500,000	2,607,250
Heinz (H.J.) Finance Co.	BBB+	6.00	03/15/12	2,000,000	2,043,808

HSBC Finance Corp.	A	5.39	11/10/13	100,000	100,401
HSBC Finance Corp.	A	5.56	10/10/13	70,000	69,871
JP Morgan Chase Bank NA	A+	6.00	10/01/17	2,000,000	2,102,610
Kemper Corp.	BBB-	6.00	11/30/15	2,500,000	2,626,140
KeyCorp	BBB+	6.50	05/14/13	2,000,000	2,133,336
Kimco Realty Corp.	BBB+	6.00	11/30/12	1,000,000	1,043,370
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	964,022
Lincoln National Corp.	A-	5.65	08/27/12	2,000,000	2,074,812
Markel Corp.	BBB	5.35	06/01/21	1,000,000	1,020,486
Markel Corp.	BBB	6.80	02/15/13	2,000,000	2,089,480
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	3,000,000	3,145,374
Morgan Stanley	A	4.00	07/24/15	2,000,000	1,885,212
Pacific LifeCorp.†	BBB+	6.00	02/10/20	3,000,000	3,207,105
ProLogis LP	BBB-	6.63	05/15/18	3,000,000	3,110,943
Protective Life Corp.	A-	4.88	11/01/14	1,000,000	1,067,716
Protective Life Secured Trust	AA-	4.92	12/10/14	124,000	123,829
Protective Life Secured Trust	AA-	5.07	10/10/14	53,000	53,156
Protective Life Secured Trust	AA-	5.17	08/10/14	21,000	21,002
Prudential Financial, Inc.	A	4.75	09/17/15	2,000,000	2,087,842
Raymond James Financial, Inc.	BBB	4.25	04/15/16	3,150,000	3,182,543
Regency Centers LP	BBB	4.95	04/15/14	2,000,000	2,108,606
Reinsurance Grp. of America,	A-	5.00	06/01/21	3,000,000	3,145,473
Retail Properties, Inc.†	A-	7.88	03/15/16	5,000,000	5,921,270
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	3,000,000	2,994,264
Southtrust Bank, N.A.	AA-	4.75	03/01/13	1,250,000	1,284,835
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,563,793
Travelers Cos., Inc.	A	5.38	06/15/12	500,000	513,759
Ventas Realty LP/Capital Corp.	BBB-	4.75	06/01/21	3,000,000	2,881,122
Zions Bancorporation	BB+	5.65	05/15/14	2,000,000	2,033,878
					111,488,846
HEALTH CARE (5.1%)
Allergan, Inc.	A+	5.75	04/01/16	2,000,000	2,315,990
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,803,063
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	3,000,000	3,105,000
Biogen Idec, Inc.	BBB+	6.88	03/01/18	2,500,000	3,062,615
CIGNA Corp.	BBB	5.38	03/15/17	2,000,000	2,225,450
Humana, Inc.	BBB	7.20	06/15/18	2,000,000	2,368,856
Laboratory Corp. of America	BBB+	4.63	11/15/20	500,000	534,759
Laboratory Corp. of America	BBB+	5.50	02/01/13	1,000,000	1,055,487
Laboratory Corp. of America	BBB+	5.63	12/15/15	1,000,000	1,131,846
McKesson Corp.	A-	7.75	02/01/12	1,750,000	1,789,790
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	2,981,535
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,850,000	3,046,043
UnitedHealth Group, Inc.	A-	5.50	11/15/12	2,000,000	2,099,314
WellPoint, Inc.	A-	4.35	08/15/20	2,000,000	2,116,288
Wyeth	AA	5.50	03/15/13	1,750,000	1,870,267
					32,506,303
INDUSTRIALS (3.5%)
Black & Decker Corp.	A	4.75	11/01/14	2,000,000	2,183,830
Cargill, Inc.†	A	5.00	11/15/13	500,000	539,298
CSX Corp.	BBB	6.25	04/01/15	2,000,000	2,307,868
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	2,000,000	1,890,000
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,104,757
Masco Corp.	BBB	5.88	07/15/12	2,000,000	2,035,530
Pentair, Inc.	BBB-	5.00	05/15/21	3,000,000	3,132,990
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	3,000,000	3,044,700
Precision Castparts Corp.	A-	5.60	12/15/13	2,000,000	2,198,832
Ryder System, Inc.	BBB+	6.00	03/01/13	2,000,000	2,124,072
					22,561,877
INFORMATION TECHNOLOGY (2.0%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,220,308

Avnet, Inc.	BBB-	5.88	06/15/20	600,000	646,334
Avnet, Inc.	BBB-	6.00	09/01/15	2,000,000	2,162,146
Fiserv, Inc.	BBB-	4.63	10/01/20	2,770,000	2,883,060
Ingram Micro, Inc.	BBB-	5.25	09/01/17	500,000	531,270
Lexmark International, Inc.	BBB-	6.65	06/01/18	3,000,000	3,334,767
					12,777,885
MATERIALS (3.2%)
Airgas, Inc.	BBB	3.25	10/01/15	2,000,000	2,060,600
Cytec Industries, Inc.	BBB	6.00	10/01/15	2,000,000	2,216,202
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,610,155
Geon Co.	BB-	7.50	12/15/15	3,750,000	3,787,500
Kinross Gold Corp.†	BBB-	5.13	09/01/21	2,500,000	2,480,095
Lubrizol Corp.	AA+	5.50	10/01/14	2,000,000	2,244,338
Teck Resources Ltd.	BBB	4.75	01/15/22	3,000,000	3,054,003
Vulcan Materials Co.	BB	7.00	06/15/18	2,000,000	1,910,000
					20,362,893
TELECOMMUNICATION SERVICES (1.0%)
Alltel Corp.	A-	7.00	03/15/16	2,000,000	2,376,502
CenturyLink, Inc.	BB	5.00	02/15/15	2,000,000	1,987,802
Verizon Florida LLC	A-	6.13	01/15/13	2,000,000	2,119,106
					6,483,410
UTILITIES (2.2%)
AGL Capital Corp.	BBB+	6.38	07/15/16	500,000	567,227
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	2,500,000	2,468,750
Arizona Public Svc. Co.	BBB	6.50	03/01/12	2,000,000	2,040,944
Entergy Corp.	BBB-	5.13	09/15/20	500,000	514,328
Entergy New Orleans, Inc.	BBB+	5.25	08/01/13	1,075,000	1,145,085
PPL Energy Supply LLC	BBB	5.40	08/15/14	2,000,000	2,160,966
Progress Energy, Inc.	A	5.25	12/15/15	2,000,000	2,290,754
UIL Hldgs. Corp.	BBB-	4.63	10/01/20	2,725,000	2,815,489
					14,003,543
SOVEREIGN DEBT (0.7%)
Sri Lanka AID	NR	6.59	09/15/28	3,676,633	4,569,797
TOTAL LONG-TERM DEBT SECURITIES (Cost: $593,028,558) 98.9%					630,502,654

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.1%)
Chevron Corp.	A-1+	0.04	10/04/11	2,000,000	1,999,993
Novartis Finance Corp.†	A-1+	0.03	10/06/11	3,700,000	3,699,985
Toyota Motor Credit Corp.	A-1+	0.11	10/18/11	1,000,000	999,948
					6,699,926
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,699,926) 1.1%					6,699,926

TEMPORARY CASH INVESTMENTS (2) (Cost: $533,300) 0.1%					533,300

TOTAL INVESTMENTS (Cost: $600,261,784) 100.1%					637,735,880

OTHER NET ASSETS -0.1%					(881,713)

NET ASSETS 100.0%					$636,854,167

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2011 (Unaudited)

Abbreviations:	FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

EQUITY INDEX FUND	$7,159,710	0.9%
ALL AMERICA FUND	$279,480	0.1%
SMALL CAP VALUE FUND	$5,629,327	2.4%
SMALL CAP GROWTH FUND	$7,249,789	3.0%
MID-CAP EQUITY INDEX FUND	$2,999,885	0.7%
COMPOSITE FUND	$757,310	0.5%
MONEY MARKET FUND	$55,401,712	54.1%
MID-TERM BOND FUND	$8,984,625	2.6%
BOND FUND	$23,055,560	3.6%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2011, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

EQUITY INDEX FUND	374	E-mini S&P 500 Stock Index	P	December 2011	$21,056,200	$(504,061)	2.6%
ALL AMERICA FUND	54	E-mini S&P 500 Stock Index	P	December 2011	$3,040,200	$(70,460)	1.3%
MID-CAP EQUITY INDEX FUND	143	E-mini S&P MidCap 400 Stock Index	P	December 2011	$11,138,270	$(778,791)	2.5%

(a)   Includes the cumulative appreciation(depreciation) of futures contracts.

(2)   The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2011 was 0.15%.

(3)   Percentage is less than 0.05%.

(4)   U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2011, management determined that the fair value inputs for all equity securities, including shares of registered investment companies, were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2011. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$803,130,241	—	—	$803,130,241
Short-Term Debt Securities	—	$21,059,085	—	$21,059,085
Temporary Cash Investments	—	$293,200	—	$293,200
	$803,130,241	$21,352,285	—	$824,482,526

All America Fund
Common Stock - Indexed	$130,951,518	—	—	$130,951,518
Common Stock - Active	$89,253,932	$279,480	—	$89,533,412
Convertible Preferred Stock	$152,650	—	—	$152,650
Short-Term Debt Securities	—	$4,799,679	—	$4,799,679
Temporary Cash Investments	—	$1,747,400	—	$1,747,400
	$220,358,100	$6,826,559	—	$227,184,659

Small Cap Value Fund
Common Stock	$222,831,998	$1,629,480	—	$224,461,478
Convertible Preferred Stock	$1,168,210	—	—	$1,168,210
Short-Term Debt Securities	—	$13,499,378	—	$13,499,378
	$224,000,208	$15,128,858	—	$239,129,066

Small Cap Growth Fund
Common Stock	$232,204,799	—	—	$232,204,799
Short-Term Debt Securities	—	$15,249,597	—	$15,249,597
	$232,204,799	$15,249,597	—	$247,454,396

Mid Cap Value Fund
Common Stock	$43,579,170	—	—	$43,579,170
Short-Term Debt Securities	—	$1,999,777	—	$1,999,777
	$43,579,170	$1,999,777	—	$45,578,947

Mid-Cap Equity Index Fund
Common Stock	$441,090,426	—	—	$441,090,426
Short-Term Debt Securities	—	$10,799,622	—	$10,799,622
Temporary Cash Investments	—	$469,500	—	$469,500
	$441,090,426	$11,269,122	—	$452,359,548

International Fund
Common Stock	$58,894,978	—	—	$58,894,978
Short-Term Debt Securities	—	$999,908	—	$999,908
	$58,894,978	$999,908	—	$59,894,886

Composite Fund
Common Stock	$82,810,528	—	—	$82,810,528
U.S. Government Debt	—	$9,119,692	—	$9,119,692
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$23,562,533	—	$23,562,533
Corporate Long-Term Debt	—	$32,729,681	—	$32,729,681
Short-Term Debt	—	$3,899,770	—	$3,899,770
Temporary Cash Investments	—	$1,917,000	—	$1,917,000
	$82,810,528	$71,228,676	—	$154,039,204

Retirement Income Fund
Common Stock	$20,646,722	—	—	$20,646,722

2010 Retirement Fund
Common Stock	$20,152,699	—	—	$20,152,699

2015 Retirement Fund
Common Stock	$82,368,889	—	—	$82,368,889

2020 Retirement Fund
Common Stock	$102,086,658	—	—	$102,086,658

2025 Retirement Fund
Common Stock	$91,479,850	—	—	$91,479,850

2030 Retirement Fund
Common Stock	$74,896,437	—	—	$74,896,437

2035 Retirement Fund
Common Stock	$56,744,687	—	—	$56,744,687

2040 Retirement Fund
Common Stock	$50,930,394	—	—	$50,930,394

2045 Retirement Fund
Common Stock	$61,746,540	—	—	$61,746,540

Conservative Allocation Fund
Common Stock	$56,833,168	—	—	$56,833,168

Moderate Allocation Fund
Common Stock	$165,599,976	—	—	$165,599,976

Aggressive Allocation Fund
Common Stock	$143,628,687	—	—	$143,628,687

Money Market Fund
U.S. Government Debt	—	$7,000,000	—	$7,000,000
U.S. Government Agency Short-Term Debt	—	$20,575,486	—	$20,575,486
Commercial Paper	—	$74,855,138	—	$74,855,138
	—	$102,430,624	—	$102,430,624

Mid-Term Bond Fund
U.S. Government Debt	—	$162,555,631	—	$162,555,631
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$837,319	—	$837,319
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$47,044,655	—	$47,044,655
Corporate Debt	—	$126,479,412	—	$126,479,412
Short-Term Debt	—	$2,249,850	—	$2,249,850
Temporary Cash Investments	—	$429,600	—	$429,600
	—	$339,596,467	—	$339,596,467

Bond Fund
U.S. Government Debt	—	$104,579,016	—	$104,579,016
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$188,403,066	—	$188,403,066
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$15,206,940	—	$15,206,940
Long-Term Corporate Debt	—	$317,743,835	—	$317,743,835
Sovereign Debt	—	$4,569,797	—	$4,569,797
Short-Term Debt	—	6,699,926	—	6,699,926
Temporary Cash Investments	—	533,300	—	533,300
	—	$637,735,880	—	$637,735,880

Other Financial Instruments:*
Equity Index Fund	$(504,061)	—	—	$(504,061)
All America Fund	$(70,460)	—	—	$(70,460)
Mid-Cap Equity Index Fund	$(778,791)	—	—	$(778,791)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Nine Months Ended September 30, 2011

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	September 30,	September 30, 2011 Included
	2010	(Losses) (a)	Level 3	Level 3 (b)	2011	in Statement of Operations
All America Fund - Active Common Stock	$329,297	—	—	$(329,297)	—	—
Small Cap Value Fund - Common Stock	$1,919,931	—	—	$(1,919,931)	—	—

(a)          Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(b)         Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Adviser uses a market approach to calculate fair value for equity securities, which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily.

The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.  The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolio of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2011 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth	Value Fund
Unrealized Appreciation	$171,294,374	$27,787,681	$36,852,959	$35,237,342	$5,905,228
Unrealized Depreciation	(142,668,753)	(42,267,203)	(29,661,141)	(20,137,741)	(7,909,079)
Net	$28,625,621	$(14,479,522)	$7,191,818	$15,099,601	$(2,003,851)
Cost of Investments	$795,856,905	$241,664,181	$231,937,248	$232,354,795	$47,582,798

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$62,187,075	$—	$14,670,832	$456,296	$1,073,798
Unrealized Depreciation	(74,758,717)	(8,603,499)	(11,455,940)	(208,065)	(812,058)
Net	$(12,571,642)	$(8,603,499)	$3,214,892	$248,231	$261,740
Cost of Investments	$464,931,190	$68,498,385	$150,824,312	$20,398,491	$19,890,959

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$4,549,211	$3,935,426	$3,151,730	$2,370,469	$1,765,040
Unrealized Depreciation	(2,656,073)	(2,919,838)	(1,825,550)	(1,654,762)	(1,256,610)
Net	$1,893,138	$1,015,588	$1,326,180	$715,707	$508,430
Cost of Investments	$80,475,751	$101,071,070	$90,153,670	$74,180,730	$56,236,957

	2040	2045	Conservative	Moderate	Aggressive
	Retirement	Retirement	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$1,351,744	$1,516,004	$3,158,972	$7,868,001	$3,750,737
Unrealized Depreciation	(1,076,042)	(1,300,699)	(1,497,087)	(7,326,592)	(9,068,006)
Net	$275,702	$215,305	$1,661,885	$541,409	$(5,317,269)
Cost of Investments	$50,654,692	$61,531,235	$55,171,283	$165,058,567	$148,945,956

	Money
	Market	Mid-Term	Bond
	Fund	Bond Fund	Fund
Unrealized Appreciation	$2,279	$22,540,383	$38,903,756
Unrealized Depreciation	(10,667)	(372,351)	(1,429,660)
Net	$(8,388)	$22,168,032	$37,474,096
Cost of Investments	$102,439,012	$317,428,435	$600,261,784

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Investment Corporation

Date:	November 14, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Investment Corporation

Date:	November 14, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of Mutual of America Investment Corporation

Date:	November 14, 2011